       As filed with the Securities and Exchange Commission on November 2, 1998

                                                 FILE NO.  333-03093 (811-07615)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.   20549

                                       FORM N-4

                 REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933       /X/

                           PRE-EFFECTIVE AMENDMENT NO. ___                 / /

                           POST-EFFECTIVE AMENDMENT NO. 10*                /X/

                     REGISTRATION STATEMENT UNDER THE INVESTMENT
                                 COMPANY ACT of 1940                       /X/

                                  AMENDMENT NO. 12*                        /X/

                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                              (Exact Name of Registrant)

                          CONSECO VARIABLE INSURANCE COMPANY**
                                 (Name of Depositor)

             11825 North Pennsylvania Street, Carmel, Indiana 46032-4572
                (Address of Principal Executive Offices of Depositor)
                     Depositor's Telephone Number:  800-437-3506

                                  ------------------

                                 Karl W. Kindig, Esq.
                          Conseco Variable Insurance Company
                           11825 North Pennsylvania Street
                                Carmel, Indiana 46032
                       (Name and Address of Agent for Service)

                                       COPY TO:
                                  John H. Grady, Jr.
                                   C. Ronald Rubley
                             Morgan, Lewis & Bockius LLP
                                2000 One Logan Square
                             Philadelphia, PA  19103-6993

                                  ------------------

          It is proposed that this filing will become effective (check appropriate box)
               immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
               on (date) pursuant to paragraph (b) of Rule 485
           ---
            X  60 days after filing pursuant to paragraph (a) of Rule 485
           ---
               on (date) pursuant to paragraph (a) of Rule 485
           ---

          If appropriate, check the following box:
               This post-effective amendment designates a new effective date for --- a previously filed post-effective amendment

          TITLE OF SECURITIES BEING REGISTERED: Individual Variable Annuity Contracts

*Amendment on Form N-4 to Registration Statement on Form N-3 in connection with change in registration from a management investment company to a unit investment trust.
**Name changed from Great American Reserve Insurance Company to Conseco Variable Insurance Company

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET


                                                              Location in Statement of
Form N-4 Item Number          Location in Prospectuses        Additional Information
--------------------          ------------------------        ----------------------
Item  1.  Cover Page          Cover Page                      N/A

Item  2.  Definitions         Definitions                     N/A

Item  3.  Synopsis            Table of Fees                   N/A
          or Highlights       and Expenses


Item  4.  Condensed           Accumulation                    N/A
          Financial           Unit Values
          Information

Item  5.  General             Conseco Variable                N/A
          Description         Insurance Company;
          of Registrant,      The Separate Account
          Depositor and
          Portfolio
          Companies

Item  6.  Deductions          The Contract - Fees and         N/A
          and Expenses        Charges

Item  7.  General             The Contract                    N/A
          Description
          of Variable
          Annuity
          Contracts

Item  8.  Annuity Period      The Contract - Annuity          N/A
                              Provisions

Item  9.  Death Benefit       The Contract - Payment          N/A
                              On Death

Item 10.  Purchases and       The Contract - Purchases Payments;      N/A
          Contract            The Contract - Accumulation
          Value               Units

Item 11.  Redemptions         The Contract - Withdrawals      N/A

Item 12.  Taxes               Federal Income Tax              N/A
                              Considerations

Item 13.  Legal               N/A                             N/A
          Proceedings


                             CROSS REFERENCE SHEET


                              Location in Statement of
Form N-4 Item Number          Location in Prospectuses        Additional Information
--------------------          ------------------------        ----------------------
Item 14.  Table of            Table of Contents of            N/A
          Contents of         Statement of Additional
          Statement of        Information
          Additional
          Information

Item 15.  Cover Page          N/A                             Cover Page

Item 16.  Table of            N/A                             Cover Page
          Contents

Item 17.  General             N/A                             N/A
          Information
          and History

Item 18.  Services            Conseco Variable                N/A
                              Insurance Company

Item 19.  Purchase of         The Contract - Purchases Payments;      Distribution of
          Securities          The Contract - Withdrawals      Contracts and
          Being Offered                                       Certificates
          and Expenses

Item 20.  Underwriters        N/A                             Distribution of
                                                              Contracts

Item 21.  Calculation of      N/A                             Calculation of
          Performance                                         Return Quotations
          Data

Item 22.  Annuity             N/A                             Variable Annuity
          Payments                                            Provisions

Item 23.  Financial           N/A                             Financial Statements
          Statements

                       RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                         OF

                        CONSECO VARIABLE INSURANCE COMPANY
                (FORMERLY GREAT AMERICAN RESERVE INSURANCE COMPANY) ADMINISTRATIVE OFFICE: 11825 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032
                               PHONE: (800) 437-3506

     INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS


     The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Conseco Variable Insurance Company ("CVI"). The Contract provides seven investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold ONLY to individuals who wish to accumulate assets by engaging in strategic or tactical asset allocation investing with the assistance of a professional money manager.

     The investment options, which are provided through Rydex Advisor Variable Annuity Account (a separate account of CVI ), are separate investment funds ("Funds") of Rydex Variable Trust ("Trust"). The names of the Funds are the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno, U.S. Government Money Market Funds. THE TRUST PROSPECTUS, WHICH ACCOMPANIES THIS PROSPECTUS, PROVIDES AN INVESTMENT RISK/RETURN SUMMARY AND OTHER INFORMATION ABOUT THE FUNDS AND THE TRUST.

     The Contract also provides for investment in a Fixed Account of CVI . Allocations and transfers to the Fixed Account are held in the general account of CVI, accumulate on a fixed basis and are guaranteed by the general account assets of CVI .

     The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%, and withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax penalty. See "Fees and Charges" and "Federal Income Tax Considerations" for additional information.

     A Contract may be returned within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required under applicable law). Longer free look periods apply in some states.

     INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Prospectus contains information that a prospective Contract Owner should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated November 2, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

     INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write to Conseco Equity Sales, Inc., 11825 North, Pennsylvania Street, Carmel, Indiana 46032, or call (800) 437-3506. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

November 2, 1998

                                      PROSPECTUS


                                  TABLE OF CONTENTS

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

TABLE OF FEES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

CONSECO VARIABLE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . . .  7

THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
     Rydex Variable Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Accumulation Units. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
     Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
     Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
     Suspension of Payment or Transfers. . . . . . . . . . . . . . . . . . . . . . 13
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . . . . . 13
     Payment on Death. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
     Annuity Provisions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
     Fees and Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
     Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
     Income Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
     Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
     The Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
     Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
     Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

FEDERAL INCOME TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . 19
     Annuity Contracts in General. . . . . . . . . . . . . . . . . . . . . . . . . 19
     Qualified and Non-Qualified Contracts . . . . . . . . . . . . . . . . . . . . 19
     Withdrawals -- Non-Qualified Contracts. . . . . . . . . . . . . . . . . . . . 20
     Withdrawals --  Qualified Contracts . . . . . . . . . . . . . . . . . . . . . 20
     Withdrawals -- Tax-Sheltered Annuities. . . . . . . . . . . . . . . . . . . . 20
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
     Investor Control. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . . . . . . 22

                                     DEFINITIONS

ACCUMULATION UNIT: A unit of measure used to compute your interest in a Subaccount of the Separate Account.

ANNUITY DATE:  The date on which annuity payments begin.

CONTRACT: The individual deferred variable annuity offered by and described in this Prospectus.

CONTRACT OWNER: The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

CONTRACT VALUE: The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

FINANCIAL ADVISOR: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic or tactical asset allocation services to the Contract Owner and who is not prevented from providing such services by any federal or state regulatory action.

FIXED ACCOUNT: An account maintained by CVI as part of its general asset account where amounts allocated and transferred to the account are held and accumulated on a fixed basis.

FUND:  An investment portfolio of Rydex Variable Trust.

SEPARATE ACCOUNT: Rydex Advisor Variable Annuity Account, a separate account of Conseco Variable Insurance Company.

SUBACCOUNT: A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

TRUST:  Rydex Variable Trust.

YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

WE OR US:  A reference to "we" or "us" denotes Conseco Variable Insurance
Company.

                              TABLE OF FEES AND EXPENSES


 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Load Imposed on Purchase Payments . . . . . . . . . . . . . . .     None

 Withdrawal Charge (percent of purchase payments withdrawn)  . . . . .      7%*

 Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     None

 ANNUAL CONTRACT FEE . . . . . . . . . . . . . . . . . . . . . . . . .     NONE

 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF SUBACCOUNT VALUES)

 Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    1.25%

 Contract Administration Fee   . . . . . . . . . . . . . . . . . . . .    0.15%

 Total Separate Account Annual Expenses  . . . . . . . . . . . . . . .    1.40%

_________________________


   * A WITHDRAWAL CHARGE MAY BE APPLIED IF MONEY IS WITHDRAWN FROM THE CONTRACT OR, IF THE CONTRACT HAS BEEN IN EFFECT FOR LESS THAN FIVE YEARS, AND MONEY IN THE CONTRACT IS APPLIED TO PROVIDE ANNUITY PAYMENTS FOR LESS THEN FIVE YEARS. THE CHARGE ON A WITHDRAWAL OF A PURCHASE PAYMENT DECLINES TO ZERO OVER A SEVEN-YEAR PERIOD COMMENCING ON THE DATE WE RECEIVED THE PURCHASE PAYMENT. SEE "FEES AND CHARGES" IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION, INCLUDING INFORMATION ON FREE WITHDRAWALS.

RYDEX VARIABLE TRUST ANNUAL EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS, REFLECTING EXPENSE LIMITATIONS)

                                                                       TOTAL
                                            MANAGEMENT     OTHER       FUND
                                               FEES       EXPENSES*   EXPENSES*
                                            ----------   ----------  ----------
 Nova Fund                                    0.75%         1.45%      2.20%
 Ursa Fund                                    0.90%         1.40%      2.30%
 OTC Fund                                     0.75%         1.45%      2.20%
 Precious Metals Fund                         0.75%         1.45%      2.20%
 U.S. Government Bond Fund                    0.50%         1.30%      1.80%
 Juno Fund                                    0.90%         1.40%      2.30%
 U.S. Government Money Market Fund            0.50%         1.10%      1.60%


________________________

     * PADCO ADVISORS II, INC., INVESTMENT ADVISER TO THE FUNDS, AND PADCO SERVICE COMPANY, INC., SERVICER TO THE FUNDS, HAVE VOLUNTARILY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO ENSURE THAT EXPENSES DO NOT EXCEED THE EXPENSES SHOWN. FOR THE PERIOD ENDING JUNE 30, 1998, ABSENT THESE VOLUNTARY EXPENSE LIMITATIONS, AND ADJUSTED TO EXCLUDE INSURANCE RELATED CHARGES, TOTAL FUND EXPENSES WERE AS FOLLOWS: NOVA FUND -- 2.71%; URSA FUND -- 2.87%; OTC FUND -- 2.57%; PRECIOUS METALS FUND -- 2.82%; U.S. GOVERNMENT BOND FUND -- 2.36%; JUNO FUND -- 2.54%; U.S. GOVERNMENT MONEY MARKET FUND -- 2.46%. FOR THE PERIOD ENDING DECEMBER 31, 1997, ABSENT THESE VOLUNTARY EXPENSE LIMITATIONS AND ADJUSTED TO EXCLUDE INSURANCE RELATED CHARGES, TOTAL FUND EXPENSES WERE AS FOLLOWS: NOVA FUND -- 7.69%; URSA FUND -- 7.81%; OTC FUND -- 7.67%; PRECIOUS METALS FUND -- 8.36%; U.S. GOVERNMENT BOND FUND -- 7.07%; U.S. GOVERNMENT MONEY MARKET FUND -- 5.42%.

EXAMPLES

     The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested.

     If you surrender your Contract at the end of the applicable period, or if your Contract has been in effect for less than five years and you elect to receive annuity payments (or the annuity payments you have elected are not for life or for a period of at least five years), you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                              ONE       THREE
                                                              YEAR      YEARS
                                                              -----     -----
 Nova Subaccount   . . . . . . . . . . . . . . . . . . . .    $106      $163
 Ursa Subaccount . . . . . . . . . . . . . . . . . . . . .    $107      $166
 OTC Subaccount  . . . . . . . . . . . . . . . . . . . . .    $106      $163
 Precious Metals Subaccount  . . . . . . . . . . . . . . .    $106      $163
 U.S. Government Bond Account  . . . . . . . . . . . . . .    $102      $151
 Juno Subaccount . . . . . . . . . . . . . . . . . . . . .    $107      $166
 U.S. Government Money Market Subaccount . . . . . . . . .    $100      $145


     If you do not surrender your Contract at the end of the applicable period, or if your Contract has been in effect for at least five years and you elect to receive annuity payments for life or for a period of at least five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                   ONE     THREE
                                                   YEAR    YEARS
                                                   -----   ------
 Nova Subaccount . . . . . . . . . . . . . . .     $36     $110
 Ursa Subaccount . . . . . . . . . . . . . . .     $37     $112
 OTC Subaccount  . . . . . . . . . . . . . . .     $36     $110
 Precious Metals Subaccount  . . . . . . . . .     $36     $110
 U.S. Government Bond Subaccount . . . . . . .     $32     $ 98
 Juno Subaccount . . . . . . . . . . . . . . .     $37     $112
 U.S. Government Money Market Subaccount . . .     $30     $ 92


     The purpose of the above table is to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be more or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the Subaccounts of the Separate Account. Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity Contracts, which currently range from 0% to 3.5%, or any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services. Additional information on fees and expenses may be found under "Fees and Charges" in this Prospectus and under "Management of the Fund" in the Statement of Additional Information of the Trust.


                               ACCUMULATION UNIT VALUES

     The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, Juno and U.S. Government Money Market Subaccounts of the Separate Account for the periods indicated. The information in the table is derived from the financial statements of the Separate Account. The Accumulation Unit values and numbers of Accumulation Units are the same as they would have been if the Separate Account had operated as a unit investment trust and had invested in shares of the Funds of the Trust for the periods shown, and the operations of the Funds had been as currently reported in the Trust's Prospectus and Statement of Additional Information. The Nova, Ursa, OTC, Juno and U.S. Government Money Market Subaccounts commenced operations on May 7, 1997. The Precious Metals and U.S. Government Bond Subaccounts commenced operations on May 29, 1997. For the Ursa, U.S. Government Bond and Juno Subaccounts, there were periods during which no Accumulations Units were outstanding.




                                                                                                        NUMBER OF ACCUMULATION
                                      ACCUMULATION UNIT VALUE          ACCUMULATION UNIT VALUE           UNITS OUTSTANDING AT
                                       AT BEGINNING OF PERIOD              AT END OF PERIOD                  END OF PERIOD
                                      -------------------------        -------------------------         ---------------------
 Nova Subaccount
 FOR THE PERIODS
      5/7/97 TO 12/31/97                       10.00                            12.21                            855,862
      1/1/98 TO 6/30/98                        12.21                            14.57                          1,518,888

 Ursa Subaccount
 FOR THE PERIODS
      5/7/97 TO 5/21/97                        10.00                             9.63                              0
      5/24/97 TO 6/3/97                         9.57                             9.58                              0
      6/10/97 TO 12/31/97                       9.36                             8.07                            356,784
      1/1/98 TO 6/30/98                         8.07                             6.95                            463,004
 OTC Subaccount
 FOR THE PERIODS
      5/7/97 TO 12/31/97                       10.00                            10.65                            222,217
      1/1/98 TO 6/30/98                        10.65                            14.36                          1,933,702

 Precious Metals Subaccount
 FOR THE PERIODS
      5/29/97 TO 12/31/97                      10.00                             7.02                            73,827
      1/1/98 TO 6/30/98                         7.02                             6.61                            10,094

 U.S. Gov't. Bond
 Subaccount
 FOR THE PERIODS
      5/29/97 TO 6/5/97                        10.00                            10.15                              0
      6/24/97 TO 7/14/97                       10.44                            10.67                              0
      7/29/97 TO 8/12/97                       10.92                            10.56                              0
      8/18/97 TO 12/31/97                      10.70                            11.82                            75,493
      1/1/98 TO 6/30/98                        11.82                            12.51                           116,899

 Juno Subaccount
 FOR THE PERIODS
      5/7/97 TO 6/3/97                          10.00                            9.86                              0
      6/16/97 TO 7/2/97                          9.71                            9.68                              0
      7/7/97                                     9.59                            9.54                              0
      7/24/97 TO 8/11/97                         9.41                            9.68                              0
      8/26/97 TO 10/19/97                        9.72                            9.52                              0
      10/22/97 TO 12/11/97                       9.50                            9.01                              0
      1/20/98 TO 1/25/98                         8.88                            8.99                              0
      2/2/98                                     8.98                            8.98                              0
      2/23/98 TO 2/25/98                         9.03                            9.07                              0
      3/2/98                                     9.09                            9.09                              0
      3/4/98 TO 6/30/98                          9.20                            8.60                            6,440


                                        -6-


                                                                                                        NUMBER OF ACCUMULATION
                                      ACCUMULATION UNIT VALUE          ACCUMULATION UNIT VALUE           UNITS OUTSTANDING AT
                                       AT BEGINNING OF PERIOD              AT END OF PERIOD                  END OF PERIOD
                                      -------------------------        -------------------------         ---------------------
 U.S. Gov't. Money Market
 Subaccount
 FOR THE PERIODS
      5/7/97 TO 12/31/97                       10.00                            10.32                          1,734,974
      1/1/98 TO 6/30/98                        10.32                            10.45                          1,405,279



     In advertisements of the Contracts, information on total return performance and on annual changes in Accumulation Unit values may be provided. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund. Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts). In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period. We may also include yield and effective yield on investments in the U.S. Government Money Market Fund advertisements. Future performance will, of course, vary; the results shown will not necessarily be representative of future results.


                          CONSECO VARIABLE INSURANCE COMPANY
                 (FORMERLY GREAT AMERICAN RESERVE INSURANCE COMPANY)

     Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company) is incorporated as a life insurance company under the laws of the State of Texas and is authorized to sell life insurance, annuity and similar financial products in 49 states and the District of Columbia. Originally organized in 1937, we are an indirect wholly owned subsidiary of Conseco, Inc. ("Conseco"). Texas regulatory authorities approved a change in our name from Great American Reserve Insurance to Conseco Variable Insurance Company ("CVI") on October 7, 1998. We are currently engaged in obtaining approvals for the name change from regulatory authorities of the other states in which we operate. We anticipate that we will complete the filing and approval process by the end of the first quarter of 1999.

     Conseco provides corporate and Contract administration services to us. Conseco is a publicly-owned financial services holding company, the principal operations of which are the development, marketing and administration of supplemental health insurance, annuity, life insurance, individual and group major medical insurance, other insurance products and consumer and commercial finance products and services. Conseco is located at 11825 N. Pennsylvania Street, Carmel, Indiana, 46032.

     All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to CVI's administrative office at 11825 North Pennsylvania Street, Carmel, Indiana, 46032, (800)437-3506.

     We depend on the smooth functioning of computer systems in almost every aspect of our business. Like other insurance companies, businesses and individuals around the world, we could be adversely affected if the computer systems used by our service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. We have asked our service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to us and the Separate Account. CVI and our Contract Owners may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by the Trust, issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the CVI Trust does business.

                                THE SEPARATE ACCOUNT

     We established the Separate Account under Texas insurance law on April 15, 1996 for the purpose of segregating separate portfolios of investments for the Contracts. Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any other income, gains or losses of CVI. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.

     The Separate Account was registered with the U. S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts - the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U. S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.

      On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of the Trust - the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U. S. Government Bond Fund, Juno Fund and U. S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges.

     As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable Subaccount by the net asset value of the Fund share. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

RYDEX VARIABLE TRUST

     Purchase payments allocated or transferred to a Subaccount of the Separate Account are invested in shares of the corresponding Fund of the Trust. The Trust is organized as a Delaware business trust and is registered with the SEC as an open-end management investment company under the Investment Company act of 1940, as amended. PADCO Advisors II, Inc. serves as the investment adviser and manager of the Funds. The Funds and their investment objectives are as follows:

                Nova Fund             -     seeks to provide investment returns that are 150% of the
                                            S&P 500 Index

                Ursa Fund             -     seeks to provide investment results that will inversely
                                            correlate to the performance of the S&P 500 Index

                OTC Fund              -     seeks to provide investment results that correspond to a
                                            bench mark for over-the-counter securities.  The Fund's
                                            current benchmark is the NASDAQ 100 Index.

                Precious Metals Fund  -     seeks to provide investment results that correspond to a
                                            benchmark primarily for metals-related securities.  The
                                            Fund's current benchmark is the XAU Index

                U.S. Government       -     seeks to provide investment results that correspond to a
                  Bond Fund                 benchmark for U.S. Government securities.  The Fund's
                                            current benchmark is 120% of the price movement of the
                                            Long Treasury Bond.

                Juno Fund             -     seeks to provide total returns that will inversely
                                            correlate to the price movement of a benchmark for U.S.
                                            Treasury debt instruments or futures contract on a
                                            specified debt instrument.  The Fund's current benchmark
                                            is the inverse of the price movement of the Long Treasury
                                            Bond.

                U.S. Government       -     seeks to provide security of principal, high current
                  Money Market Fund         income and liquidity



     THE TRUST PROSPECTUS ACCOMPANIES THIS PROSPECTUS. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

                                     THE CONTRACT

     The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic or tactical asset allocation services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. You may make withdrawals from or surrender your Contract at any time, BUT ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT. We do not recommend, select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor. If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Federal Income Tax Considerations" in this Prospectus.

     To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must: (1) notify us in writing of the name of your new Financial Advisor and (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

     If we receive notification that your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or that your Financial Advisor has resigned or has died, or that your Financial Advisor is otherwise not able to act on your behalf, amounts credited under your Contract to Subaccounts of the Separate Account will be transferred to the U.S. Government Money Market Subaccount and you will be notified of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

     THE STRATEGIC OR TACTICAL ASSET ALLOCATION CONTEMPLATED IN THE CONTRACT MAY BE CHARACTERIZED AS AGGRESSIVE INVESTING. THERE CAN BE NO ASSURANCE THAT ANY FINANCIAL ADVISOR WILL PREDICT MARKET MOVES SUCCESSFULLY. IN SELECTING YOUR FINANCIAL ADVISOR, YOU SHOULD CAREFULLY CONSIDER HIS OR HER EDUCATION, EXPERIENCE AND REPUTATION.

     The Contract may be amended at any time to conform to applicable laws or governmental regulations. If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission and any governing state insurance department, substitute another fund for existing and future funds. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account.

PURCHASE PAYMENTS

     To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information. If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract within one business day. The transaction cut-off time for receipt by us of purchase payments for allocation to the Separate Account is 2:30 p.m., Eastern time. The transaction cut-off time for receipt by us of purchase payments for allocation to the Fixed Account is

4:00 p.m., Eastern time. We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

     If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

     Initial purchase payments to be allocated to the Separate Account are credited to the U.S. Government Money Market Subaccount. Fourteen days after the Contract Date, transfers will be made to other Subaccounts of the Separate Account or the Fixed Account pursuant to instructions from your Financial Advisor.

     The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $500,000. Payments to us in excess of $500,000 require our prior approval.

     The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11825 North Pennsylvania Street, Carmel, Indiana 46032.

ACCUMULATION UNITS

     Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units is determined by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

     Accumulation Units are used to account for all amounts allocated or transferred to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

     For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when it commenced operations. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

     The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.
The investment experience of the shares of the Fund held in the Subaccount, expenses of the Subaccount and the Fund and the deduction of fees and charges at the Subaccount and Fund levels, all affect the Accumulation Unit value.

TRANSFERS

     Transfers among the Subaccounts may only be made by your Financial Advisor at any time prior to the Annuity Date. Transfer requests may be made by written instruction or by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

     The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

     The transaction cut-off times for the receipt by us requests to make of transfers among the Subaccounts are as follows. With respect to transfers for the Nova, Ursa, and OTC Subaccounts, the time is 3:45 p.m., Eastern time; for the Precious Metals Subaccount, the time is 3:30 p.m., Eastern time; for the U.S. Government Bond and Juno Subaccounts, the time is 2:45 p.m., Eastern time; and for the U.S. Government Money Market Subaccount and the Fixed Account, the time is 4:00 p.m., Eastern time. For transfers involving different transaction end times, the earlier of the times indicated above applies. Telephone and electronic transfer orders will be accepted only prior to the transaction cut-off times. If the primary exchange or market on which the underlying Fund transacts business closes early, the above cut-off time will be approximately thirty minutes (forty-five minutes, in the case of the Precious Metals Fund) prior to the close of such exchange or market.

WITHDRAWALS

     Prior to of the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which a proper written request for withdrawal (and the Contract, if required) are received at our administrative office. Withdrawals will be received by us only between 8:30 a.m. Eastern time, and 2:30 p.m. Eastern time; withdrawal requests received after 2:30 p.m., will be deemed received by us on the next business day and the withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. Payment will normally be made within seven days of receipt of the written request and the Contract, if required. A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances). Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Federal Income Tax Considerations" in this Prospectus.

     The minimum withdrawal is $500, and the remaining Contract Value must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement.) If a partial withdrawal plus any withdrawal charge would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), CVI reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums. If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

     CVI will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

     CVI may be required to suspend or postpone payments for withdrawal or transfers for any period when:

1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

SYSTEMATIC WITHDRAWAL PLAN

     We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. The plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge. If you make an additional withdrawal which is not part of the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us. Withdrawals under the plan may result in tax consequences (including an additional 10% tax penalty under certain circumstances). See "Federal Income Tax Considerations" in this Prospectus.

PAYMENT ON DEATH

     If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the beneficiary. The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state). When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount. Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract

Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

     If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

     If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you and we are notified in writing within thirty days. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

     If the Annuitant dies after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

     Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

     You may select any one of the following annuity options which currently are available on a fixed basis only or any other option satisfactory to you and CVI. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable Withdrawal Charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected. No withdrawal charge is applicable if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years. Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

     First Option--Life Annuity. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners annuitizing over the age of 85.

     Second Option--Life Annuity With Guaranteed Periods. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

     Third Option--Installment Refund Life Annuity. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

     Fourth Option--Payments for a Fixed Period. Payments are made for the number of years selected, which may be from 3 through 20. Should the Annuitant die before the specified number of monthly payments are made, the remaining payments will be commuted and paid to the designated beneficiary in a lump sum payment.

     Fifth Option--Joint and Survivor Annuity. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 2/3% of the annuity payment (or limits) in effect during their joint lifetime.

     Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

     We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

     You select the Annuity Date in the application for the Contract, and you may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date. For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2 or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

FEES AND CHARGES

     CONTRACT ADMINISTRATION FEE. We deduct a Contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

     MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks CVI assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk CVI assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.

     WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when the payments are withdrawn and, if the Contract has been in effect less than five years, when payments are used to provide annuity payments for less then five years. Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of (a) purchase payments that have been in the Contract more than seven complete Contract years or (b) free withdrawal amounts described below.
 The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge. For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge is applicable to withdrawals from both the Separate Account and Fixed Account.

     No withdrawal charge is applicable in the event of the death of the Contract Owner (subject to certain state variations) or if payments are made under an annuity option under the Contract that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years.

     The withdrawal charge, if applicable, equals:

         Complete Years Since
          Receipt of Payment                      Withdrawal Charge
         ---------------------                    ------------------
                  0                                      7%
                  1                                      7%
                  2                                      6%
                  3                                      5%
                  4                                      4%
                  5                                      3%
                  6                                      2%
           7 and thereafter                              0%


     In addition, in certain states the following circumstances further limit or reduce withdrawal charges: for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later; for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

     A Contract Owner may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date of receipt of the withdrawal request).

Additional withdrawals in excess of that amount in any Contract year during the period when any withdrawal charge is applicable will be subject to the appropriate charge as set forth above.

     Withdrawals which may be authorized by you to pay compensation to your Financial Advisor are treated as free withdrawals, and such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Federal Income Tax Considerations" in this Prospectus.

     With respect to any Contract which is owned by a "charitable remainder unitrust" or a "charitable remainder annuity trust" (both a "Charitable Remainder Trust") within the meaning of Section 664(d) of the Internal Revenue Code (the "Code"), CVI may, in its discretion, permit an additional free withdrawal necessary to fund required distributions by the Charitable Remainder Trust in any Contract year. In order for a Charitable Remainder Trust to qualify for such an increase, the trustee or trustees of the Charitable Remainder Trust will be required to certify: (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of Section 664 of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under Section 664 of the Code for the year in which such amounts are withdrawn or for a prior year; (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

     CVI also reserves the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. CVI is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is CVI's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. CVI may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     CVI will deduct from the Contract for any income taxes which it incurs because of the Contract. At the present time, we are not making any such deductions.

FUND EXPENSES

     See the accompanying Trust Prospectus for fees and expenses incurred by the Funds.

THE FIXED ACCOUNT

     In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred; this restriction, however, is not effective until one year after the Contract
Date).

     BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 AND OUR GENERAL ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. OUR GENERAL ACCOUNT AND ANY INTERESTS HELD IN THE GENERAL ACCOUNT ARE THEREFORE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS. HENCE THIS PROSPECTUS GENERALLY DISCUSSES ONLY THE VARIABLE PORTION OF THE CONTRACT. WE UNDERSTAND THAT THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURE REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN THIS PROSPECTUS.

BENEFICIARY

     The beneficiary and any contingent beneficiary are named in the
application for the Contract.   However, unless the beneficiary has been
irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

OWNERSHIP

     As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. No contingent owner of the Contract may be named.

     You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. Documentation for the foregoing must be received at our administrative office before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

     You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

     An assignment or transfer may have adverse tax consequences, and therefore you should consult a competent tax adviser before assigning or transferring your Contract.

                          FEDERAL INCOME TAX CONSIDERATIONS

NOTE: CVI HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CVI HAS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION AN ADDITIONAL DISCUSSION REGARDING TAXES.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -qualified or non-qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income. When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     A Contract purchased by an individual under a tax-qualified pension plan or employer sponsored program, or as an individual retirement annuity ("IRA"), is referred to as a tax-qualified Contract. Examples of qualified Contracts are IRAs and tax-sheltered annuities (sometimes referred to as 403(b) Contracts). A Contract which is not purchased under such a plan or program, or is not purchased as an IRA, is referred to as a non-qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:
(1) paid on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or
(6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS --  QUALIFIED CONTRACTS

     The above information describing the taxation of non-qualified Contracts does not apply to qualified Contracts. There are special rules that govern with respect to qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. CVI believes that the Funds are being managed so as to comply with such requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not CVI would be considered the owner of the shares of the Funds. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select funds, to make transfers among the funds or the number and type of funds owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

     Due to the uncertainty in this area, CVI reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                  Page
                                                                                  -----
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
     Total Return Information. . . . . . . . . . . . . . . . . . . . . . . . . . .  2
     Comparisons of Total Return . . . . . . . . . . . . . . . . . . . . . . . . .  3
     Yields (U.S. Government Money Market Fund). . . . . . . . . . . . . . . . . .  5

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

FEDERAL INCOME TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .  6
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
     Multiple Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
     Contracts Owned by Other than Natural Persons . . . . . . . . . . . . . . . .  8
     Tax Treatment of Assignments. . . . . . . . . . . . . . . . . . . . . . . . .  9
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
     Tax Treatment of Withdrawals - Non-Qualified Contracts. . . . . . . . . . . .  9
     Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Tax Treatment of Withdrawals - Qualified Contracts. . . . . . . . . . . . . . 12
     Tax-Sheltered Annuities - Withdrawal Limitations. . . . . . . . . . . . . . . 13

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

                         STATEMENT OF ADDITIONAL INFORMATION

                                   NOVEMBER 2, 1998

                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                                          OF

                          CONSECO VARIABLE INSURANCE COMPANY
                 (FORMERLY GREAT AMERICAN RESERVE INSURANCE COMPANY) ADMINISTRATIVE OFFICE: 11825 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032
                                PHONE:  (800) 437-3506

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                              FLEXIBLE PURCHASE PAYMENTS

          THIS STATEMENT OF ADDITIONAL INFORMATION (WHICH IS NOT A PROSPECTUS) SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS FOR RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT (THE "SEPARATE ACCOUNT"), DATED NOVEMBER 2, 1998. YOU MAY OBTAIN A COPY OF THE CURRENT PROSPECTUS BY WRITING TO OR CALLING CONSECO EQUITY SALES, INC., 11825 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032,
TELEPHONE:  (800) 437-3506

                                  TABLE OF CONTENTS
                                  -----------------

                                                                           Page
                                                                           ----
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 2
     Total Return Information. . . . . . . . . . . . . . . . . . . . . . . . 2
     Comparisons of Total Return . . . . . . . . . . . . . . . . . . . . . . 3
     Yields (U.S. Government Money Market Fund). . . . . . . . . . . . . . . 5

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . 6

FEDERAL INCOME TAX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Multiple Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Contracts Owned by Other than Natural Persons . . . . . . . . . . . . . 8
     Tax Treatment of Assignments. . . . . . . . . . . . . . . . . . . . . . 9
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . . . 9
     Tax Treatment of Withdrawals - Non-Qualified Contracts. . . . . . . . . 9
     Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
     Tax Treatment of Withdrawals - Qualified Contracts. . . . . . . . . . .12
     Tax-Sheltered Annuities - Withdrawal Limitations. . . . . . . . . . . .13

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . . . .13

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .13

                               PERFORMANCE INFORMATION


TOTAL RETURN INFORMATION

     The following tables show investment returns of the subaccounts of the Separate Account (other than the U.S. Government Money Market Fund), assuming different amounts invested, different periods of time amounts are invested, and withdrawal and non-withdrawal of amounts at the end of the periods. Past performance of a subaccount does not necessarily indicate how a subaccount will perform in the future.

     The average annual rates of total return are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with
                                n
the following formula: P(1 + T) = ERV. In the formula, P is a hypothetical purchase payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the period shown.

Table 1:   Amount Invested in Subaccount: $1,000  -  Withdrawn at End of Period

                                          Date of
                                      Commencement of         Average Annual Total Return
                                        Continuous              For the Periods Ending
                                        Operations                 November 2, 1998
                                      ---------------   -----------------------------------
                                                                      Since Commencement of
                                                        One Year      Continuous Operations
                                                        --------      ---------------------
Nova Subaccount                          5/7/97

Ursa Subaccount                          6/10/97

OTC Subaccount                           5/7/97

Precious Metals Subaccount               5/29/97

U.S. Government Bond Subaccount          8/18/98

Juno Subaccount                          5/7/97

Table 2:   Amount Invested in Subaccount:  $1,000 -- Not Withdrawn at the End of
Period


                                          Date of
                                      Commencement of         Average Annual Total Return
                                        Continuous              For the Periods Ending
                                        Operations                 November 2, 1998
                                      ---------------   -----------------------------------
                                                                      Since Commencement of
                                                        One Year      Continuous Operations
                                                        --------      ---------------------
Nova Subaccount                          5/7/97

Ursa Subaccount*                         6/10/97

OTC Subaccount                           5/7/97

Precious Metals Subaccount               5/29/97

U.S. Government Bond Subaccount*         8/18/97

Juno Subaccount*                         5/7/97

-----------
* Due to the nature of the investment activity of the Funds underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 5/21/97 (___%) and 5/24/97 to 6/3/97 (___%). The discrete periods for the U.S. Government Bond Subaccount. The discrete periods, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (___%), 6/24/97 to 7/14/97 (%___) and 7/29/97 to 8/12/97 (___%). The discrete periods for Juno Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 6/3/97 (___%), 6/16/97 to 7/2/97 (___%), 7/7/97
     (___%), 7/24/97 to 8/11/97 (___%), 8/26/97 to 10/19/97 (___%), 10/22/97 to
     12/11/97 (___%), 1/20/98 to 1/25/98 (___%), 2/2/98 (___%), 2/23/98 to
     2/25/98 (___%) and 3/2/98 (___%).

COMPARISONS OF TOTAL RETURN

     Performance information for each of the Separate Account subaccounts contained in reports to Contract Owners or prospective Contract Owners, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes for the same period. In conjunction with performance reports, promotional literature, and/or analyses of Contract Owner service for a subaccount, comparisons of the performance information of the subaccount for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a subaccount's investment performance.

     In particular, performance information for the Nova subaccount, the Ursa subaccount, and the Precious Metals subaccount may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index-TM- (the "S&P 500 Index") or the Dow Jones Industrial Average. Performance information for the Precious Metals subaccount also may be compared to the current benchmark for the Precious Metals subaccount, Philadelphia Stock Exchange Gold/Silver Index-TM- (the "XAU Index"). Performance information for the OTC subaccount may be compared to various unmanaged indexes, including, but not limited to the current benchmark for the OTC Fund, NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The NASDAQ Composite Index-TM- comparison may be provided to show how the OTC subaccount's total return compares to the record of a broad average of over-the-counter stock prices over the same period. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. The NASDAQ Composite Index-TM- is based on the prices of an unmanaged group of stocks and, unlike the OTC Fund's returns, the returns of the NASDAQ Composite Index-TM-, and such other unmanaged indexes, may assume the reinvestment of dividends, but generally do not reflect payments of brokerage commissions or deductions for operating costs and other expenses of investing. Performance information for the U.S. Government Bond subaccount and the Juno subaccount may be compared to the price movement of the current long treasury bond (the "Long Bond") and to various unmanaged indexes, including, but not limited to, the Shearson Lehman Government (LT) Index-TM-. Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of Contract Owner service appearing in publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., THE MORNINGSTAR VARIABLE ANNUITY/LIFE REPORTER, VARDS, and similar sources which utilize information compiled internally or by Lipper Analytical Services, Inc., may be provided.

     From time to time, each subaccount, other than the U.S. Government Money Market subaccount, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the subaccount with other measures of investment return. For example, in comparing the total return of a subaccount with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 Index or the Dow Jones Industrial Average for each of the Nova subaccount and the Ursa subaccount, the NASDAQ 100 Index-TM- for the OTC subaccount, the XAU Index for the Precious Metals subaccount, and the Lehman Government (LT) Index for the U.S. Government Bond subaccount and the Juno subaccount, Conseco Variable Insurance Company ("CVI") (formerly Great American Reserve Insurance Company) may calculate for each subaccount the aggregate total return for the specified periods of time by assuming the allocation of $10,000 to the subaccount and assuming the reinvestment of each dividend or other distribution at Accumulation Unit value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each subaccount may show non-standardized total returns and average annual total returns that do not include the withdrawal charge (ranging from 7% to 0%) which, if included, would reduce total return. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.

YIELDS (U.S. GOVERNMENT MONEY MARKET FUND)

     The "yield" and "effective yield" of the U.S. Government Money Market Fund subaccount for the seven days ended November 2, 1998 were ___% and ___%, respectively.

     The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of the Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts (if any), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of 1%. The hypothetical charge reflects deductions from Contract Owners' accounts in proportion to the length of the base period.

     The effective yield is obtained by taking the base period return as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield - [(base period return
   365/7
+1)     ] -1.

     The yields do not reflect the withdrawal charge, which grades downward from 7% to 0% of purchase payments over a seven year period.

     THE YIELDS ON AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT NORMALLY WILL FLUCTUATE ON A DAILY BASIS. THEREFORE, THE STATED YIELDS FOR ANY GIVEN PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS.

                               ------------------------

     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

                              DISTRIBUTION OF CONTRACTS

     Conseco Equity Sales, Inc., 11825 North Pennsylvania Street, Carmel, Indiana 46032, is the principal underwriter of the Contracts. Prior to November 2, 1998, PADCO Financial Services, Inc., was the principal underwriter of the Contracts. The offering of the Contracts is continuous, although CVI reserves the right to suspend the offer and sale of the Contracts whenever, in its opinion, market or other conditions make a suspension appropriate. CES is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by authorized broker-dealers, and their registered representatives, including registered representatives of CES. The broker-dealers and their registered representatives are also licensed insurance agents of CVI. CVI and its principal underwriter pay commissions to authorized broker-dealers not exceeding 6.0% of purchase payments.


                          FEDERAL INCOME TAX CONSIDERATIONS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON CVI'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. CVI CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. CVI DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract

(adjusted for any period or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     CVI is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from CVI, and its operations form a part of CVI.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

CVI intends that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, CVI reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

     Section 72 governs treatment of distributions from annuity contracts.
Section 72 provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     The above information does not apply to qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

     The Contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into CVI's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

     Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of
applicable limitations.   Furthermore, certain withdrawal penalties and
restrictions may apply to surrenders from qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

     On July 6, 1983,  the Supreme Court decided in ARIZONA GOVERNING COMMITTEE
V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by CVI in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the

     Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not permitted under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual hold a Roth IRA for at least five years and, in addition, that the distribution be held either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA. In addition, distributions of amounts attributable to conversion deposits (i.e. rollover contributions from a Non-Roth IRA to a Roth IRA) held for less than five years will also be subject to the penalty tax.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

     In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of such Contract Owner and his or her designated Beneficiary; (d) distributions to a Contract Owner who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Contract Owner to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Contract Owner for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Contract Owner which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: (1) when the Contract Owner attains age 59 1/2; (2) when the Contract Owner separates from service; (3) when the Contract Owner dies; (4) when the Contract Owner becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to the terms of a Qualified Domestic Relations Order. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                               INDEPENDENT ACCOUNTANTS

     The financial statements of CVI as of December 31, 1997 and for the two years then ended, included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, Indianapolis, IN 46282-0002, as stated in their report herein.

                                 FINANCIAL STATEMENTS

     The financial statements of CVI are included on the following pages. They should only be considered as bearing on the ability of the Company to meet its obligations under the Contracts.

                                        PART A


                         INFORMATION REQUIRED IN A PROSPECTUS

                                        PART B

                         INFORMATION REQUIRED IN A STATEMENT

                              OF ADDITIONAL INFORMATION

                                        PART C


                                  OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a)   FINANCIAL STATEMENTS OF THE REGISTRANT:

            Statement of Net Assets as of November 2, 1998 -- to be filed by amendment.
            Notes to Statement of Net Assets -- to be filed by amendment.

            FINANCIAL STATEMENTS OF THE DEPOSITOR:

            Financial Statements of Conseco Variable Insurance Company, formerly Great American Reserve Insurance Company. Filed herewith. Notes to Financial Statements. Filed herewith.

                            REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholders and Board of Directors
Great American Reserve Insurance Company

     We have audited the accompanying balance sheet of Great American Reserve Insurance Company (the "Company") as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996 and the four months ended December 31, 1995. We have also audited the accompanying statement of operations, shareholder's equity and cash flows of the Company for the eight months ended August 31, 1995 based on the basis of accounting applicable to periods prior to the adoption of push down accounting upon Conseco, Inc.'s purchase of all common shares of the Company it did not previously own (see note 1 of the notes to financial statements regarding the adoption of push down accounting). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the four months ended December 31, 1995 and the eight months ended August 31, 1995, in conformity with generally accepted accounting principles.




                                                    /S/ COOPERS & LYBRAND L.L.P.
                                                    ----------------------------
                                                    COOPERS & LYBRAND L.L.P.

Indianapolis, Indiana
April 20, 1998
                                       F-1

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1997 and 1996
                              (Dollars in millions)


                                     ASSETS

                                                                                              1997             1996
                                                                                              ----             ----
Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1997 - $1,705.2; 1996 - $1,810.8)...............................................    $1,734.0          $1,795.1
    Mortgage loans.....................................................................        57.2              77.3
    Credit-tenant loans................................................................        88.9              93.4
    Policy loans.......................................................................        80.6              80.8
    Other invested assets .............................................................        88.2              89.0
    Short-term investments.............................................................        49.5              14.8
    Assets held in separate accounts...................................................       402.1             232.4
                                                                                           --------          --------

          Total investments............................................................     2,500.5           2,382.8


Accrued investment income..............................................................        30.5              32.9
Cost of policies purchased.............................................................       101.6             143.0
Cost of policies produced..............................................................        60.7              38.2
Reinsurance receivables................................................................        21.9              25.7
Goodwill (net of accumulated amortization: 1997 - $13.2; 1996 - $11.7).................        48.2              49.7
Other assets...........................................................................         8.3               8.2
                                                                                           --------          --------

          Total assets.................................................................    $2,771.7          $2,680.5
                                                                                           ========          ========

                            (continued on next page)

                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                           December 31, 1997 and 1996
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY

                                                                                             1997             1996
                                                                                             ----             ----
Liabilities:
    Insurance liabilities:
      Interest sensitive products......................................................    $1,522.1          $1,636.5
      Traditional products.............................................................       248.3             251.5
      Claims payable and other policyholder funds......................................        62.5              69.5
      Liabilities related to separate accounts.........................................       402.1             232.4
    Income tax liabilities.............................................................        44.2              29.8
    Investment borrowings..............................................................        61.0              48.4
    Other liabilities..................................................................        14.6              15.5
                                                                                           --------          --------

            Total liabilities..........................................................     2,354.8           2,283.6
                                                                                           --------          --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................       380.8             380.8
    Accumulated other comprehensive income:
       Unrealized appreciation (depreciation) of fixed maturity securities (net of
          applicable deferred income taxes:  1997 - $4.4; 1996 - $(2.4))...............         8.2              (4.4)
       Unrealized appreciation (depreciation) of other investments (net of applicable
          deferred income taxes:  1997 - $.3; 1996 - $(.1))............................          .5               (.2)
    Retained earnings..................................................................        27.4              20.7
                                                                                           --------          --------

            Total shareholder's equity.................................................       416.9             396.9
                                                                                           --------          --------

            Total liabilities and shareholder's equity.................................    $2,771.7          $2,680.5
                                                                                           ========          ========


                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              (Dollars in millions)

                                                                                                               Prior basis
                                                                                                              ------------
                                                                Year              Year          Four months   Eight months
                                                                ended             ended            ended          ended
                                                            December 31,      December 31,     December 31,    August 31,
                                                                1997              1996             1995           1995
                                                                ----              ----             ----           ----
Revenues:
    Insurance policy income...............................    $  75.7            $  81.4            $ 31.8        $  60.5
    Net investment income.................................      222.6              218.4              74.2          136.4
    Net investment gains..................................       13.3                2.7              12.5            7.3
                                                              -------            -------            ------        -------

         Total revenues...................................      311.6              302.5             118.5          204.2
                                                               -------            -------            ------        -------

Benefits and expenses:
    Insurance policy benefits.............................       56.5               54.9              18.9           45.9
    Change in future policy benefits......................       (4.8)              (3.7)               .2           (4.3)
    Amounts added to  annuity and financial  product
       policyholder account balances:
         Interest.........................................       83.6               93.8              32.9           66.7
         Other amounts added to variable annuity products        55.7               35.6              11.3            7.9
    Interest expense on investment borrowings.............        4.0                6.2               1.0            3.6
    Amortization..........................................       27.1               20.3              15.3           16.0
    Other operating costs and expenses....................       28.2               54.3              13.1           23.7
                                                              -------            -------            ------        -------

         Total benefits and expenses......................      250.3              261.4              92.7          159.5
                                                              -------            -------            ------        -------

         Income before income taxes.......................       61.3               41.1              25.8           44.7

Income tax expense........................................       22.1               15.4               9.7           16.5
                                                              -------            -------            ------        -------

         Net income.......................................    $  39.2            $  25.7            $ 16.1         $ 28.2
                                                              =======            =======            ======         ======



                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
                              (Dollars in millions)


                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital          income         earnings
                                                              -----        ---------------          ------         --------
Balance, December 31, 1994 (a).............................   $364.9           $339.7              $(55.1)          $80.3

   Comprehensive income, net of tax:
     Net income (a)........................................     28.2               -                  -              28.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of
       34.1) (a)...........................................     59.0               -                 59.0              -
                                                              ------

         Total comprehensive income (a)....................     87.2

   Dividends on common stock (a)...........................    (41.2)              -                  -             (41.2)
   Adjustment of balance due to new accounting basis.......      5.1             41.1                (2.0)          (34.0)
                                                              ------           ------              ------           -----

Balance, August 31, 1995...................................    416.0            380.8                 1.9            33.3

   Comprehensive income, net of tax:
     Net income............................................     16.1               -                  -              16.1
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income
          taxes of $6.1)...................................     10.5               -                 10.5              -
                                                              ------

         Total comprehensive income........................     26.6
                                                              ------           ------              ------           -----

Balance, December 31, 1995.................................    442.6            380.8                12.4            49.4

   Comprehensive income, net of tax:
     Net income............................................     25.7               -                 -               25.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income
       taxes of ($9.7))....................................    (17.0)              -                (17.0)             -
                                                              ------

         Total comprehensive income........................      8.7

   Dividends on common stock...............................    (54.4)              -                  -             (54.4)
                                                              ------           ------              ------          ------

Balance, December 31, 1996.................................    396.9            380.8                (4.6)           20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2               -                  -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of $7.2).     13.3               -                 13.3              -
                                                              ------

         Total comprehensive income........................     52.5               -                  -                -

   Dividends on common stock...............................    (32.5)              -                  -             (32.5)
                                                              ------           ------              ------           -----

Balance, December 31, 1997.................................   $416.9           $380.8              $  8.7          $ 27.4
                                                              ======           ======              ======          ======

(a)  Prior basis.


                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
                              (Dollars in millions)

                                                                                                               Prior basis
                                                                                                              ------------
                                                                Year              Year          Four months   Eight months
                                                                ended             ended            ended          ended
                                                            December 31,      December 31,     December 31,    August 31,
                                                                1997              1996             1995           1995
                                                                ----              ----             ----           ----
Cash flows from operating activities:
    Net income............................................  $    39.2         $   25.7          $   16.1        $  28.2
    Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization.....................................       27.1             20.3              15.3           16.0
         Income taxes.....................................        6.7             (3.9)              2.3            2.9
         Insurance liabilities............................      (60.9)           (40.5)            (25.8)         (14.0)
         Amounts added to annuity and financial
            product policyholder account balances.........      139.3            129.4              44.2           74.6
         Fees charged to insurance liabilities............      (31.3)           (32.8)            (10.3)         (22.2)
         Accrual and amortization of investment income....         .3              3.1               3.2           (1.8)
         Deferral of cost of policies produced............      (31.8)           (13.2)             (3.0)          (6.6)
         Investment gains.................................      (13.3)            (2.7)            (12.5)          (7.3)
         Other............................................       (4.6)            (8.8)             (8.9)          (3.2)
                                                            ---------         --------            ------        -------

            Net cash provided (used) by operating
               activities.................................       70.7             76.6              20.6           66.6
                                                            ---------         --------            ------        -------

Cash flows from investing activities:
    Sales of investments..................................      755.2            988.9              513.2         406.5
    Maturities and redemptions............................      150.4            101.7               60.4          57.5
    Purchases of investments..............................     (753.6)          (954.2)            (532.2)       (476.2)
                                                            ---------         --------            -------       -------

            Net cash provided (used) by investing
                activities................................      152.0            136.4              41.4          (12.2)
                                                            ---------         --------            ------        -------

Cash flows from financing activities:
    Deposits to insurance liabilities.....................      255.9            169.8              50.8          104.4
    Cash paid in reinsurance recapture ...................         -                -              (71.1)            -
    Investment borrowings.................................       12.6            (35.8)            (36.8)         121.0
    Withdrawals from insurance liabilities................     (424.0)          (306.7)            (71.9)        (166.3)
    Dividends paid on common stock........................      (32.5)           (44.5)               -           (41.2)
                                                            ---------          -------          --------        -------

            Net cash provided (used) by
                financing activities......................     (188.0)          (217.2)           (129.0)          17.9
                                                            ---------         --------          --------        -------

            Net increase (decrease) in short-term
                investments...............................       34.7             (4.2)            (67.0)          72.3

Short-term investments, beginning of period...............       14.8             19.0              86.0           13.7
                                                            ---------         --------          --------        -------

Short-term investments, end of period.....................  $    49.5         $   14.8          $   19.0        $  86.0
                                                            =========         ========          ========        =======


                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Organization and Basis of Presentation

     Great American Reserve Insurance Company (the "Company") markets tax-qualified annuities and certain employee benefit- related insurance products through professional independent agents. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company engaged in the development, marketing and administration of supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. During 1994, Conseco effectively owned 36 percent of the Company, through its ownership interest in CCP Insurance, Inc. ("CCP"), a holding company organized for companies previously acquired by Conseco Capital Partners, Inc. (the "Partnership"), a limited partnership organized by Conseco. The Company was acquired by the Partnership in 1990 (the "Partnership Acquisition"). During 1995, Conseco's ownership in CCP (and in the Company) increased to 49 percent as a result of purchases of CCP common stock by CCP and Conseco. In August 1995, Conseco completed the purchase of the remaining shares of CCP common stock it did not already own in a transaction pursuant to which CCP was merged with Conseco, with Conseco being the surviving corporation (the "Conseco Acquisition").

     The accompanying financial statements give effect to "push down" purchase accounting to reflect the Partnership Acquisition and the Conseco Acquisition. As a result of applying "push down" purchase accounting: (i) the Company's financial position and results of operations for periods subsequent to the Partnership Acquisition and before the Conseco Acquisition (the "prior basis") reflect the Partnership's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date; and (ii) the Company's financial position and results of operations for periods subsequent to the Conseco Acquisition reflect Conseco's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase dates.

     The effect of the adoption of the new basis of accounting on the Company's balance sheet accounts on August 31, 1995, was as follows (dollars in millions):

                                                                                                 Debit
                                                                                               (Credit)
                                                                                               --------
                  Cost of policies purchased..............................................      $ 59.0
                  Cost of policies produced ..............................................       (27.0)
                  Goodwill................................................................       (15.1)
                  Insurance liabilities...................................................        (1.2)
                  Income tax liabilities..................................................       (11.9)
                  Other...................................................................         1.3
                  Common stock and additional paid-in capital.............................       (41.1)
                  Net unrealized appreciation of fixed maturity securities................         1.4
                  Net unrealized appreciation of other investments........................          .6
                  Retained earnings.......................................................        34.0

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), which differ in some respects from statutory accounting practices followed in the preparation of financial statements submitted to state insurance departments. As such, they include amounts based on informed estimates and judgment, with consideration given to materiality. Many estimates and assumptions are utilized in calculating amortized value and recoverability of securities, cost of policies produced, cost of policies purchased, goodwill, insurance liabilities, guaranty fund assessment accruals, liabilities for litigation and deferred income taxes. Actual results could differ from reported results using those estimates. Certain amounts from the 1996 financial statements and notes have been reclassified to conform with the 1997 presentation.

     Investments

     Fixed maturity investments are securities that mature more than one year after issuance. They include bonds, notes receivable and preferred stocks with mandatory redemption features and are classified as follows:

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


         Actively managed - fixed maturity securities that may be sold prior to maturity due to changes that might occur in market interest rates, issuer credit quality or the Company's liquidity requirements. Actively managed fixed maturity securities are carried at estimated fair value and the unrealized gain or loss is recorded net of tax and related adjustments described below as a component of shareholder's equity.

         Trading - fixed maturity securities are bought and held principally for the purpose of selling them in the near term. Trading securities are carried at estimated fair value. Unrealized gains or losses are included in net investment gains (losses). The Company held $.9 million of trading securities at December 31, 1997, which are included in other invested assets. The Company did not hold any trading securities at December 31, 1996 or 1995.

         Held to maturity - fixed maturity securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of these securities if the credit quality of the issuer deteriorates, if regulatory requirements change or under other unforeseen circumstances. The Company has not held any securities in this classification during 1997, 1996 or 1995.

     Anticipated returns, including investment gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity securities are stated at estimated fair value, an adjustment to the cost of policies purchased and the cost of policies produced may be necessary if a change in amortization would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows (including investment income), are insufficient to cover future benefits and expenses.

     Unrealized gains and losses and the related adjustments described in the preceding paragraph have no effect on earnings, but are recorded, net of tax, as a component of shareholder's equity. The following tables summarize the effect of these adjustments as of December 31, 1997:

                                                                                     Effect of fair
                                                                    Balance        value adjustment to
                                                                    before          actively managed          Reported
                                                                  adjustment    fixed maturity securities      amount
                                                                  ----------    -------------------------     --------
                                                                                  (Dollars in millions)
Actively managed fixed maturity securities....................      $1,705.2              $  28.8               $1,734.0
Cost of policies purchased....................................         115.0                (13.4)                 101.6
Cost of policies produced.....................................          63.5                 (2.8)                  60.7
Income tax liabilities........................................          39.8                  4.4                   44.2
Net unrealized appreciation of fixed maturity securities, net.           -                    8.2                    8.2

     When changes in conditions cause a fixed maturity investment to be transferred to a different category (e.g. actively managed, held to maturity or trading), the security is transferred to the new category at its fair value at the date of the transfer. There were no such transfers in 1997, 1996 or 1995. At the transfer date, the security's unrealized gain or loss is recorded as follows:

     - For transfers to the trading category, the unrealized gain or loss is recognized in earnings;

     - For transfers from the trading category, the unrealized gain or loss already recognized in earnings is not reversed;

     - For transfers to actively managed from held to maturity, the unrealized gain or loss is recognized in shareholder's equity; and

     - For transfers to held to maturity from actively managed, the unrealized gain or loss at the date of transfer continues to be recognized in shareholder's equity, but is amortized as a yield adjustment until ultimately sold.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Credit-tenant loans ("CTLs") are loans for commercial properties which require: (i) the lease of the principal tenant to be assigned to the Company;
(ii) the lease to produce adequate cash flow to fund substantially all the cash requirements of the loan; and (iii) the principal tenant, or the guarantor of such tenant's obligations, to have an investment-grade credit rating when the loan is made. These loans also must be secured by the value of the related property. Underwriting guidelines take into account such factors as: (i) the lease term of the property; (ii) the borrower's management ability, including business experience, property management capabilities and financial soundness; and (iii) such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines generally require a loan-to-value ratio of 75 percent or less. Credit-tenant loans and traditional mortgage loans are carried at amortized cost.

     Policy loans are stated at their current unpaid principal balance.

     Short-term investments include commercial paper, invested cash and other investments purchased with maturities of less than three months and are carried at amortized cost, which approximates fair value. The Company considers all short-term investments to be cash equivalents.

     Fees received and costs incurred in connection with origination of investments, principally CTLs and mortgage loans, are deferred. Fees, costs, discounts and premiums are amortized as yield adjustments over the contractual life of the investments. Anticipated prepayments on mortgage-backed securities are taken into consideration in determining estimated future yields on such securities.

     The specific identification method is used to account for the disposition of investments. The differences between sale proceeds and carrying values are reported as investment gains and losses, or as adjustments to investment income if the proceeds are prepayments by issuers prior to maturity.

     The Company regularly evaluates investment securities, credit-tenant loans and mortgage loans based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's net realizable value that is other than temporary is treated as an investment loss and the cost basis of the security is reduced to its estimated fair value. Impaired loans are revalued at the present value of expected cash flows discounted at the loan's effective interest rate when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement. The Company accrues interest on the net carrying amount of impaired loans.

     As part of the Company's investment strategy, the Company may enter into reverse repurchase agreements and dollar-roll transactions to increase its investment return or to improve liquidity. These transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims which may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contract holders. The Company records the related liabilities at amounts equal to the underlying assets; the fair value of these liabilities equals their carrying amount.

     Cost of Policies Purchased

     The cost of policies purchased represents the portion of the acquisition cost that was allocated to the value of the right to receive future cash flows from insurance contracts existing at the date such insurance contracts were acquired. The value of cost of policies purchased is the actuarially determined present value of the projected future cash flows from the insurance contracts existing at the acquisition date. The method used to value the cost of policies purchased is consistent with the valuation methods used most commonly to value blocks of insurance business, which is also consistent with the basic methodology generally used to value assets. The method used is summarized as follows:

     -    Identify the expected future cash flows from the blocks of business.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     - Identify the risks inherent in realizing those cash flows (i.e., what is the probability that the cash flows will be realized).

     - Identify the rate of return necessary to accept these risks, based on consideration of the factors summarized below.

     - Determine the value of the policies purchased by discounting the expected future cash flows by the discount rate required.

     The expected future cash flows used in determining such value are based on actuarially determined projections of future premium collections, mortality, surrenders, operating expenses, changes in insurance liabilities, investment yields on the assets held to back the policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date, based on the collective judgment of the Company's management. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs and other factors.

     The discount rate used to determine the value of the cost of policies purchased is the rate of return needed to earn in order to invest in the business being acquired. In determining this required rate of return, the following factors are considered:

     - The magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows.

     - The cost of capital required to fund the acquisition.

     - The likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws.

     - The acquired business compatibility with other activities of the Company that may favorably affect future cash flows.

     - The complexity of the acquired business.

     - Recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     After the cost of policies purchased is determined, it is amortized based on the incidence of the expected cash flows. This asset is amortized using the interest rate credited to the underlying policies.

     If renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs or other factors differ from expectations, amortization of the cost of policies purchased is adjusted. For example, the sale of a fixed maturity investment may result in a gain (or loss). If the sale proceeds are reinvested at a lower (or higher) earnings rate, there may also be a reduction (or increase) in future investment spread. Amortization must be increased (decreased) to reflect the change in the incidence of expected cash flows consistent with the methods used with the cost of policies produced (described below).

     Each year, the recoverability of the cost of policies purchased is evaluated by line of business within each block of purchased insurance business. If current estimates indicate that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business purchased, will be insufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is adjusted consistent with the methods used with the cost of policies produced (as described below).

     The cost of policies purchased related to the original acquisition of the Company by the Partnership in 1990 is amortized under a slightly different method than that described above. However, the effect of the different method on 1997 net income was insignificant.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Cost of Policies Produced

     Costs which vary with and are primarily related to the acquisition of new business are deferred to the extent that such costs are deemed recoverable. These costs include commissions, certain costs of policy issuance and underwriting and certain agency expenses. For traditional life and health contracts, deferred costs are amortized with interest in relation to future anticipated premium revenue using the same assumptions that are used in calculating the insurance liabilities. For immediate annuities with mortality risks, deferred costs are amortized in relation to the present value of benefits to be paid. For universal life-type, interest-sensitive and investment-type contracts, deferred costs are amortized in relation to the present value of expected gross profits from these contracts, discounted using the interest rate credited to the policy (currently, 5 percent to 8 percent).

     Recoverability of the unamortized balance of cost of policies produced is evaluated regularly and considers anticipated investment income. For universal life-type contracts and investment-type contracts, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For traditional and most other contracts, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of discounted future cash flows and the policy liabilities is not sufficient to cover such asset balance.

     Goodwill

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets. Goodwill is amortized on the straight-line basis over a 40-year period. The Company continually monitors the value of the goodwill based on estimates of future earnings. The Company determines whether goodwill is fully recoverable from projected undiscounted net cash flows from earnings of the subsidiaries over the remaining amortization period. If it is determined that changes in such projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, the Company would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred). Cash flows considered in such an analysis are those of the business acquired, if separately identifiable, or the business segment that acquired the business if such earnings are not separately identifiable.

     Insurance Liabilities, Recognition of Insurance Policy Income and Related Benefits and Expenses

     Reserves for traditional and limited-payment life insurance contracts are generally calculated using the net level premium method based on assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. The assumptions are based on projections using past and expected experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made if future cash flows including investment income are insufficient to cover future benefits and expenses.

     For investment-type contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single- premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     For traditional life insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums resulting in their level recognition over the premium paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     For contracts with mortality risk, but with premiums paid for only a limited period (such as single-premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

     For participating policies, the amount of dividends to be paid (which are not significant) is determined annually by the Company. The portion of the earnings allocated to participating policyholders is recorded as an insurance liability.

     Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid over such limit by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $.5 million.

     Assets and liabilities related to insurance contracts are reported before the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured insurance contracts.

     Income Taxes

     Income tax expense includes deferred taxes arising from temporary differences between the tax and financial reporting basis of assets and liabilities. This liability method of accounting for income taxes also requires the Company to reflect in income the effect of a tax rate change on accumulated deferred income taxes in the period in which the change is enacted.

     In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. If future income does not occur as expected, deferred income taxes may need to be written off.

     Comprehensive Income

     As of December 31, 1997, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in shareholders' equity (except those arising from transactions with shareholders) and includes net income and net unrealized gains (losses) on securities. The new standard requires only additional disclosures in the consolidated financial statements; it does not affect the financial position or results of operations.

     Comprehensive income excludes net investment gains (losses) included in net income of: (i) $(3.9) million (after income taxes of $(2.1) million) in 1997;
(ii) $.2 million (after income taxes of $.1 million) in 1996; (iii) $1.4 million (after income taxes of $.7 million) in the four months ended December 31, 1995; and (iv) $2.2 million (after income taxes of $1.2 million) in the eight months ended August 31, 1995.

     Fair Values of Financial Instruments

     The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

     Investment securities: The estimated fair values of fixed maturity securities (including redeemable preferred stocks), equity

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     securities and trading securities are based on quotes from independent pricing services, where available. For investment securities for which such quotes are not available, the estimated fair values are obtained from broker-dealer market makers or by discounting expected future cash flows using current market interest rates appropriate for the yield, credit quality of the investments and for fixed maturities, the maturity of the investments being priced.

     Mortgage loans, credit-tenant loans and policy loans: The estimated fair values of mortgage loans, credit-tenant loans and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Other invested assets: The estimated fair values of these assets have been assumed to be equal to their carrying value. Such value is believed to be a reasonable approximation of the fair value of these investments.

     Short-term investments: The estimated fair values of short-term investments are based on quoted market prices, where available. The carrying amount reported on the balance sheet for these assets approximates their estimated fair value.

     Insurance liabilities for investment contracts: The estimated fair values of liabilities under investment-type insurance contracts are determined using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

     Investment borrowings: Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     The estimated fair values of financial instruments are as follows:

                                                                          1997                            1996
                                                                  ----------------------         ----------------------
                                                                  Carrying        Fair           Carrying        Fair
                                                                   Amount         Value           Amount         Value
                                                                   ------         -----           ------         -----
                                                                                   (Dollars in millions)
     Financial assets held for purposes other than trading:
       Actively managed fixed maturity securities...........      $1,734.0      $1,734.0          $1,795.1     $1,795.1
       Mortgage loans.......................................          57.2          61.2              77.3         77.0
       Credit-tenant loans..................................          88.9          93.4              93.4         92.5
       Policy loans.........................................          80.6          80.6              80.8         80.8
       Other invested assets................................          88.2          88.2              89.0         89.0
       Short-term investments...............................          49.5          49.5              14.8         14.8

     Financial liabilities held for purposes other than
       trading:
         Insurance liabilities for investment contracts (1).       1,177.5       1,177.5          $1,282.1     $1,282.1
         Investment borrowings..............................          61.0          61.0              48.4         48.4

      (1) The estimated fair value of the liabilities for investment contracts was approximately equal to its carrying value at December 31, 1997 and 1996, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and because these rates are not generally guaranteed beyond one year. The Company is not required to disclose fair values for insurance liabilities, other than those for investment contracts. However, the Company takes into consideration the estimated fair values of all insurance liabilities in its overall management of interest rate risk. The Company attempts to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("SFAS 125") was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. SFAS 125 is effective for 1997 financial statements; however, certain provisions

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have any effect on the Company's financial position or results of operations. The adoption of provisions effective in 1998 are not expected to have a material effect on the Company's financial position or results of operations.

     Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information" ("SFAS 131") establishes new standards for reporting about operating segments and products and services, geographic areas and major customers. Under SFAS 131, segments are to be defined consistent with the basis management uses internally to assess performance and allocate resources. Implementing SFAS 131 will have no impact on the consolidated amounts the Company reports. SFAS 131 is effective for the Company's December 31, 1998 financial statements.

     Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" ("SFAS 132") was issued in February 1998 and revises current disclosure requirements for employers' pensions and other retiree benefits. SFAS 132 will have no effect on the Company's financial position or results of operations. SFAS 132 is effective for the Company's December 31, 1998 financial statements.

     Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3") was issued by the American Institute of Certified Public Accountants in December 1997 and provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments and guidance for measuring the liability. The statement is effective for 1999 financial statements with early adoption permitted. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

2.   INVESTMENTS

     At December 31, 1997, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                                                Gross          Gross          Estimated
                                                               Amortized     unrealized     unrealized          fair
                                                                 cost           gains         losses            value
                                                                 ----           -----         ------            -----
                                                                                 (Dollars in millions)
   United States Treasury securities and obligations
      of United States government corporations and
      agencies............................................     $   28.0         $  .7          $ -           $   28.7
   Obligations of state and political subdivisions........         20.5           1.1             .1             21.5
   Debt securities issued by foreign governments..........         18.5            .1            1.2             17.4
   Public utility securities..............................        184.6           3.5            2.3            185.8
   Other corporate securities.............................        902.0          26.6            7.8            920.8
   Mortgage-backed securities.............................        551.6           8.6             .4            559.8
                                                               --------         -----          -----         --------

      Total...............................................     $1,705.2         $40.6          $11.8         $1,734.0
                                                               ========         =====          =====         ========

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 1996, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                                                Gross          Gross          Estimated
                                                               Amortized     unrealized     unrealized          fair
                                                                 cost           gains         losses            value
                                                                 ----           -----         ------            -----
                                                                                 (Dollars in millions)
   United States Treasury securities and obligations
      of United States government corporations and
      agencies............................................     $   29.9         $  .3         $  .3            $   29.9
   Obligations of state and political subdivisions........          6.1            .1            .1                 6.1
   Debt securities issued by foreign governments..........         11.6           -              .5                11.1
   Public utility securities..............................        234.8           2.4           7.0               230.2
   Other corporate securities.............................        950.1          10.9          17.6               943.4
   Mortgage-backed securities.............................        578.3           2.3           6.2               574.4
                                                               --------         -----         -----            --------

      Total...............................................     $1,810.8         $16.0         $31.7            $1,795.1
                                                               ========         =====         =====            ========


     Actively managed fixed maturity securities, summarized by the source of their estimated fair value, were as follows at December 31, 1997:

                                                                                                      Estimated
                                                                                     Amortized          fair
                                                                                       cost             value
                                                                                       ----             -----
                                                                                         (Dollars in millions)

Nationally recognized pricing services..........................................     $1,416.9        $1,441.2
Broker-dealer market makers.....................................................        143.6           146.2
Internally developed methods (calculated based
   on a weighted-average current market yield of 8.0 percent)...................        144.7           146.6
                                                                                     --------        --------

         Total .................................................................     $1,705.2        $1,734.0
                                                                                     ========        ========

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The following table sets forth actively managed fixed maturity securities at December 31, 1997, classified by rating categories. The category assigned is the highest rating by a nationally recognized statistical rating organization or, as to $42.4 million fair value of fixed maturity securities not rated by such firms, the rating assigned by the National Association of Insurance Commissioners ("NAIC"). For the purposes of this table, NAIC Class 1 is included in the "A" rating; Class 2, "BBB-"; Class 3, "BB-"; and Classes 4-6, "B+ and below":

                                                                                           Percent of       Percent of
Investment                                                                                    fixed           total
  Rating                                                                                   maturities      investments
  ------                                                                                   ----------      -----------
AAA...................................................................................         39%              27%
AA....................................................................................          7                5
A.....................................................................................         18               13
BBB+..................................................................................          8                6
BBB...................................................................................         12                8
BBB-..................................................................................          8                5
                                                                                              ---               --

     Investment-grade.................................................................         92               64
                                                                                              ---              ---

BB+...................................................................................          2                1
BB....................................................................................          2                1
BB-...................................................................................          1                1
B+ and below .........................................................................          3                2
                                                                                              ---               --

     Below investment-grade...........................................................          8                5
                                                                                              ---               --

         Total actively managed fixed maturities......................................        100%              69%
                                                                                              ===               ==


     Below investment-grade actively managed fixed maturity securities, summarized by the amount their amortized cost exceeds fair value, were as follows at December 31, 1997:

                                                                                                            Estimated
                                                                                         Amortized            fair
                                                                                           cost               value
                                                                                           ----               -----
                                                                                             (Dollars in millions)
Amortized cost exceeds fair value by more than 30%..................................       $  1.0              $   .5
Amortized cost exceeds fair value by more than 15% but not more than 30%............         14.8                11.8
Amortized cost exceeds fair value by more than 5% but not more than 15%.............         15.5                14.0
All others..........................................................................        104.5               106.0
                                                                                           ------              ------

         Total below investment-grade fixed maturity investments....................       $135.8              $132.3
                                                                                           ======              ======

     The Company had $.3 million of fixed maturity investments in substantive default and no fixed maturities in technical default as of December 31, 1997. The Company recorded writedowns of fixed maturity investments and other invested assets totaling $.3 million in 1997, $.8 million in 1996 and $1.6 million in 1995, as a result of changes in conditions which caused it to conclude the decline in the fair value of the investment was other than temporary. As of December 31, 1997, there were no fixed maturity investments about which the Company had serious doubts as to the ability of the issuer to comply with the contractual terms of their obligations on a timely basis. Investment income foregone due to defaulted securities was not significant in 1997, 1996 or 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Actively managed fixed maturity securities at December 31, 1997, summarized by contractual maturity date, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because most mortgage-backed securities provide for periodic payments throughout their lives.

                                                                                                       Estimated
                                                                                       Amortized          fair
                                                                                         cost             value
                                                                                         ----             -----
                                                                                           (Dollars in millions)
Due in one year or less.........................................................       $    5.8        $    5.9
Due after one year through five years...........................................          103.0           101.3
Due after five years through ten years..........................................          357.4           360.5
Due after ten years.............................................................          687.4           706.5
                                                                                       --------        --------

       Subtotal.................................................................        1,153.6         1,174.2
Mortgage-backed securities......................................................          551.6           559.8
                                                                                       --------        --------

       Total ...................................................................       $1,705.2        $1,734.0
                                                                                       ========        ========

     Net investment income consisted of the following:


                                                          Year           Year       Four months     Eight months
                                                          ended          ended         ended            ended
                                                      December 31,   December 31,   December 31,     August 31,
                                                          1997           1996           1995            1995
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)
Actively managed fixed maturity securities.......        $133.6         $146.4           $53.9         $110.2
Mortgage loans...................................           8.8           11.8             4.8            8.0
Credit-tenant loans .............................           7.6            7.2             1.7            4.1
Policy loans.....................................           5.4            5.0             1.9            3.5
Short-term investments...........................           3.4            2.3              .8            1.9
Other invested assets............................           9.4           11.4              .3            1.6
Separate accounts................................          55.7           35.6            11.3            7.9
                                                          -----         ------           -----         ------

     Gross investment income.....................         223.9          219.7            74.7          137.2
Investment expenses..............................           1.3            1.3              .5             .8
                                                         ------         ------           -----         ------

     Net investment income.......................        $222.6         $218.4           $74.2         $136.4
                                                         ======         ======           =====         ======

     The Company had insignificant fixed maturity investments and mortgage loans that were not accruing investment income in 1997, 1996 and 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The proceeds from sales of actively managed fixed maturity securities were $739.4 million in 1997, $938.3 million in 1996 and $918.5 million in 1995. Net investment gains consisted of the following:

                                                          Year           Year        Four months    Eight months
                                                          ended          ended          ended           ended
                                                      December 31,   December 31,   December 31,     August 31,
                                                          1997           1996           1995            1995
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)

Fixed maturities:
   Gross gains...................................         $20.6          $16.6           $16.5          $14.4
   Gross losses..................................          (5.1)          (9.2)           (2.2)          (2.3)
   Other than temporary decline in fair value....           (.3)           (.2)            (.4)          (1.2)
                                                          -----          -----           -----          -----

     Net investment gains from fixed maturities
       before expenses...........................          15.2            7.2            13.9           10.9
Mortgage loans...................................           (.2)            -               -             (.2)
Other  ..........................................           2.4             -               -            (1.0)
Other than temporary decline in fair value.......            -             (.6)             -              -
                                                          -----          -----           -----          -----

     Net investment gains before expenses........          17.4            6.6            13.9            9.7
Investment gain expenses.........................           4.1            3.9             1.4            2.4
                                                          -----          -----           -----          -----

     Net investment gains........................         $13.3          $ 2.7           $12.5          $ 7.3
                                                          =====          =====           =====          =====

     The change in net unrealized appreciation (depreciation) on investments consisted of the following:

                                                          Year           Year        Four months    Eight months
                                                          ended          ended          ended           ended
                                                      December 31,   December 31,   December 31,     August 31,
                                                          1997           1996           1995            1995
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)
Actively managed fixed maturities................       $  44.5       $(66.5)            $45.5         $164.1
Other invested assets............................           1.1         (1.3)               .1            5.1
                                                        -------       ------            ------         ------

         Subtotal................................          45.6        (67.8)             45.6          169.2
Less effect on other balance sheet accounts:
   Cost of policies purchased....................         (21.2)        36.6             (26.3)         (64.1)
   Cost of policies produced.....................          (3.9)         4.5              (2.7)         (12.0)
   Income taxes..................................          (7.2)         9.7              (6.1)         (34.1)
                                                        -------       ------            ------         ------

Change in net unrealized appreciation
   (depreciation) of securities..................       $  13.3       $(17.0)            $10.5         $ 59.0
                                                        =======       ======             =====         ======


     Investments in mortgage-backed securities at December 31, 1997, included collateralized mortgage obligations ("CMOs") of $194.2 million and mortgage-backed pass-through securities of $365.6 million. CMOs are securities backed by pools of pass-through securities and/or mortgages that are segregated into sections or "tranches." These securities provide for sequential retirement of principal, rather than the pro rata share of principal return which occurs through regular monthly principal payments on pass-through securities.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     The following table sets forth the par value, amortized cost and estimated fair value of investments in mortgage-backed securities including CMOs at December 31, 1997, summarized by interest rates on the underlying collateral:

                                                                                   Par       Amortized      Estimated
                                                                                  value        cost        fair value
                                                                                  -----        ----        -----------
                                                                                        (Dollars in millions)
Below 7 percent .....................................................            $218.9        $216.2          $218.9
7 percent - 8 percent................................................             228.4         232.5           235.5
8 percent - 9 percent................................................              63.9          62.6            64.2
9 percent and above..................................................              38.9          40.3            41.2
                                                                                 ------        ------          ------

     Total mortgage-backed securities................................            $550.1        $551.6          $559.8
                                                                                 ======        ======          ======

     The amortized cost and estimated fair value of mortgage-backed securities including CMOs at December 31, 1997, summarized by type of security were as follows:

                                                                                          Estimated fair value
                                                                                          --------------------
                                                                                                        Percent
                                                                              Amortized                of fixed
                                                                                cost        Amount    maturities
                                                                                ----        ------    ----------
Type                                                                          (Dollars in millions)
----
Pass-throughs and sequential and targeted amortization classes...........       $455.4       $462.2        26%
Planned amortization classes and accretion directed bonds................         67.6         68.7         4
Subordinated classes ....................................................         28.6         28.9         2
                                                                                ------       -------       --

         Total mortgage-backed securities................................       $551.6       $559.8        32%
                                                                                ======       ======        ==

     At December 31, 1997, approximately 84 percent of the estimated fair value of the Company's mortgage-backed securities was determined by nationally recognized pricing services, 6 percent was determined by broker-dealer market makers, and 10 percent was determined by internally developed methods. The call-adjusted modified duration of the Company's mortgage-backed securities was
4.8 years at December 31, 1997.

      At December 31, 1997, no mortgage loans or credit-tenant loans had defaulted as to principal or interest for more than 60 days, had been converted to foreclosed real estate or had been restructured while the Company owned them. Mortgage loans of $1.1 million were in foreclosure at December 31, 1997. At December 31, 1997, the Company had a loan loss reserve of $.8 million. Approximately 35 percent, 20 percent, 9 percent and 9 percent of the mortgage loan balance were on properties located in California, Texas, Kentucky and Florida, respectively. No other state comprised greater than 5 percent of the mortgage loan balance.

      As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar roll transactions to increase its return on investments and improve its liquidity. These transactions are accounted for as short-term borrowings collateralized by pledged securities with book values approximately equal to the loan value. Such borrowings averaged approximately $90.4 million during 1997 compared with $115.3 million during 1996. The weighted average interest rate on short-term collateralized borrowings was 4.4 percent and 5.3 percent during 1997 and 1996, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (which was not material at December 31, 1997). The Company believes that the counterparties to its reverse repurchase and dollar roll agreements are financially responsible and that the counterparty risk is minimal.

      Investments on deposit for regulatory authorities as required by law were $18.3 million at December 31, 1997.

      No investments of a single issuer were in excess of 10 percent of shareholder's equity at December 31, 1997, other than investments issued or guaranteed by the United States government.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


3.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:

                                                                          Interest
                                            Withdrawal     Mortality        rate        December 31,     December 31,
                                            assumption    assumption     assumption         1997             1996
                                            ----------    ----------     ----------         ----             ----
                                                                                           (Dollars in millions)
Future policy benefits:
  Interest-sensitive products:
     Investment contracts ..............        N/A          N/A            (b)           $1,177.5          $1,282.1
     Universal life-type contracts......        N/A          N/A            N/A              344.6             354.4
                                                                                          --------          --------
         Total interest-sensitive
           products.....................                                                   1,522.1           1,636.5
                                                                                          --------          --------

  Traditional products:
     Traditional life insurance               Company
       contracts........................    experience       (a)            8%               142.8             146.2
     Limited-payment contracts..........       None          (a)            8%               105.5             105.3
                                                                                          --------          --------
         Total traditional products.....                                                     248.3             251.5
                                                                                          --------          --------

Claims payable and other policyholder
  funds.................................        N/A          N/A            N/A               62.5              69.5
Liabilities related to separate
  accounts..............................        N/A          N/A            N/A              402.1             232.4
                                                                                          --------          --------

         Total insurance liabilities....                                                  $2,235.0          $2,189.9
                                                                                          ========          ========

--------------------

(a) Principally modifications of the 1975-80 Basic Table, Select and Ultimate Table.

(b) At December 31, 1997 and 1996, approximately 97 percent of this liability represented account balances where future benefits were not guaranteed. The weighted average interest rate on the remainder of the liabilities, representing the present value of guaranteed future benefits, was approximately 6.4 percent at December 31, 1997.

     Participating policies represented approximately 4.1 percent, 3.5 percent and 3.7 percent of total life insurance in force at December 31, 1997, 1996 and 1995, respectively, and approximately 2.9 percent, 2.7 percent and 2.4 percent of premium income for 1997, 1996 and 1995, respectively. Dividends on participating policies amounted to $2.1 million, $1.9 million and $1.8 million in 1997, 1996 and 1995, respectively.

4.  REINSURANCE

     Cost of reinsurance ceded where the reinsured policy contains mortality risks totaled $24.2 million in 1997, $24.6 million in 1996, and $29.1 million in 1995. This cost was deducted from insurance premium revenue. The Company is contingently liable for claims reinsured if the assuming company is unable to pay. Reinsurance recoveries netted against insurance policy benefits totaled $14.9 million in 1997, $19.4 million in 1996 and $19.5 million in 1995.

     Effective October 1, 1995, Western National Life Insurance Company, a former subsidiary of Conseco, recaptured certain annuity businesses ceded to the Company through a reinsurance agreement. Reserves related to these policies totaled $72.8 million. Recapture fees of $.7 million were recognized as income during the four months ended December 31, 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The Company's reinsurance receivable balance at December 31, 1997 relates to many reinsurers. No balance from a single reinsurer exceeds $6.5 million.

5.   INCOME TAXES

     Income tax liabilities consisted of the following:

                                                                                             December 31,
                                                                                      -------------------------
                                                                                      1997                 1996
                                                                                      ----                 ----
                                                                                         (Dollars in millions)
Deferred income tax liabilities:
   Cost of policies purchased and produced...................................         $ 52.2               $60.3
   Investments...............................................................            9.8                (3.3)
   Insurance liabilities.....................................................          (19.5)              (19.7)
   Unrealized appreciation (depreciation)....................................            4.7                (2.5)
   Other.....................................................................           (4.0)               (5.0)
                                                                                      ------               -----

       Deferred income tax liabilities.......................................           43.2                29.8
Current income tax liabilities...............................................            1.0                  -
                                                                                      ------               -----

       Income tax liabilities................................................         $ 44.2               $29.8
                                                                                      ======               =====

Income tax expense was as follows:

                                                          Year           Year        Four months   Eight months
                                                          ended          ended          ended          ended
                                                      December 31,   December 31,   December 31,    August 31,
                                                          1997           1996           1995           1995
                                                          ----           ----           ----           ----
                                                                          (Dollars in millions)
Current tax provision...............................      $16.3          $10.5           $11.9         $19.9
Deferred tax provision (benefit)....................        5.8            4.9            (2.2)         (3.4)
                                                          -----          -----           -----         -----

       Income tax expense...........................      $22.1          $15.4          $  9.7         $16.5
                                                          =====          =====          ======         =====

     Income tax expense differed from that computed at the applicable statutory rate of 35 percent for the following reasons:


                                                          Year           Year        Four months   Eight months
                                                          ended          ended          ended          ended
                                                      December 31,   December 31,   December 31,    August 31,
                                                          1997           1996           1995           1995
                                                          ----           ----           ----           ----
                                                                         (Dollars in millions)
Federal tax on income before income taxes at
   statutory rate....................................     $21.5          $14.4          $9.0           $15.6
State taxes and other................................        .4             .6            .5              .4
Nondeductible items..................................        .2             .4            .2              .5
                                                          -----          -----          ----           -----

     Income tax expense..............................     $22.1          $15.4          $9.7           $16.5
                                                          =====          =====          ====           =====

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     During 1997, the Internal Revenue Service completed its examination of the Company for the 1994 tax year and such examination did not result in any significant adjustments.

6.   RELATED PARTY TRANSACTIONS

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) were based on negotiated rates for periods prior to January 1, 1996. Pursuant to new service agreements effective January 1, 1996, such fees are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreement were $36.7 million in 1997, $44.1 million in 1996 and $26.6 million in 1995.

     During 1997 and 1996, the Company purchased $11.2 million and $31.5 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. Such notes had a carrying value of $29.8 million and $34.7 million at December 31, 1997 and 1996, respectively, and are classified as "other invested assets" in the accompanying balance sheet. In addition, during 1997, a subsidiary of Conseco redeemed $16.5 million par value of such notes which were purchased in 1996. During 1996, the Company forgave receivables from Conseco totaling $9.9 million. This transaction is reflected as a dividend to Conseco in the accompanying statement of shareholder's equity.

7.   OTHER OPERATING INFORMATION

     Insurance policy income consisted of the following:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended          ended           ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Direct premiums collected............................     $  309.6        $241.3          $ 82.8         $158.6
Reinsurance assumed..................................         14.9           1.7              .7            2.0
Reinsurance ceded....................................        (24.2)        (24.6)          (11.2)         (17.9)
                                                          --------        ------           -----          ------

     Premiums collected, net of reinsurance..........        300.3         218.4            72.3          142.7
Less premiums on universal life and products without
   mortality risk which are recorded as additions to
   insurance liabilities.............................       (255.9)       (169.8)          (50.8)        (104.4)
                                                          --------        ------           -----         ------
     Premiums on products with mortality and
       morbidity risk, recorded as insurance policy
       income........................................         44.4          48.6            21.5           38.3
Fees and surrender charges...........................         31.3          32.8            10.3           22.2
                                                          --------        ------           -----         ------

       Insurance policy income.......................     $   75.7        $ 81.4          $ 31.8         $ 60.5
                                                          ========        ======          ======         ======

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     The four states with the largest shares of the Company's premiums collected in 1997 were Texas (27 percent), Florida (17 percent), California (13 percent) and Michigan (6 percent). No other state's premiums collected exceeded 5 percent.

     Other operating costs and expenses were as follows:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended          ended           ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Policy maintenance expense...........................       $18.1          $37.8           $ 6.5          $14.0
State premium taxes and guaranty assessments.........         2.0            4.4             1.6            1.1
Commission expense...................................         8.1           12.1             5.0            8.6
                                                            -----          -----           -----          -----

       Other operating costs and expenses............       $28.2          $54.3           $13.1          $23.7
                                                            =====          =====           =====          =====

     Anticipated returns from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and cost of policies produced. The sales of fixed maturity investments during 1997, 1996 and 1995 changed the incidence of profits on such policies because investment gains and losses were recognized currently and the expected future yields on the investment of policyholder balances were affected. Accordingly, amortization of the cost of policies purchased and cost of policies produced was increased by $14.2 million in 1997, $2.5 million in 1996, $10.0 million in the four months ended December 31, 1995 and $4.3 million for the eight months ended August 31, 1995.

     The changes in the cost of policies purchased were as follows:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended           ended          ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Balance, beginning of period...........................     $143.0          $120.0         $159.0         $173.9
   Amortization related to operations:
     Cash flow realized................................      (18.2)          (26.2)          (9.4)         (19.1)
     Interest added....................................       11.8            13.1            5.0           12.7
   Amortization related to sales of fixed maturity
     investments.......................................      (13.8)           (2.2)          (8.3)          (3.4)
   Amounts related to fair value adjustment of
     actively managed fixed maturity securities........      (21.2)           36.6          (26.3)         (64.1)
   Adjustment of balance due to new accounting
     basis and other...................................         -              1.7             -            59.0
                                                            ------          ------         ------         ------

Balance, end of period.................................     $101.6          $143.0         $120.0         $159.0
                                                            ======          ======         ======         ======

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Based on current conditions and assumptions as to future events on all policies in force, approximately 10 percent, 10 percent, 10 percent, 10 percent and 11 percent of the cost of policies purchased as of December 31, 1997, are expected to be amortized in each of the next five years, respectively. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     The changes in the cost of policies produced were as follows:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended           ended          ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Balance, beginning of period..........................     $38.2           $24.0          $25.9        $  63.2
   Additions..........................................      31.8            13.2            3.0            6.6
   Amortization related to operations.................      (5.0)           (3.2)           (.5)          (4.0)
   Amortization related to sales of fixed maturity
     investments......................................       (.4)            (.3)          (1.7)           (.9)
   Amounts related to fair value adjustment of
     actively managed fixed maturity securities.......      (3.9)            4.5           (2.7)         (12.0)
   Adjustment of balance due to new accounting basis..        -               -              -           (27.0)
                                                           -----           -----          -----        -------

Balance, end of period................................     $60.7           $38.2          $24.0        $  25.9
                                                           =====           =====          =====        =======

8.   STATEMENT OF CASH FLOWS

     Income taxes paid during 1997, 1996, and 1995, were $14.8 million, $18.1 million and $19.3 million, respectively.

     Short-term investments having original maturities of three months or less are considered to be cash equivalents. All cash is invested in short-term investments.

9.   STATUTORY INFORMATION

     Statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:

                                                                                          December 31,
                                                                                     --------------------
                                                                                     1997            1996
                                                                                     ----            ----
                                                                                      (Dollars in millions)
   Statutory capital and surplus..................................................   $140.7          $140.3
   Asset valuation reserve........................................................     29.2            28.7
   Interest maintenance reserve...................................................     68.8            63.1
                                                                                     ------          ------

       Total......................................................................   $238.7          $232.1
                                                                                     ======          ======

     The Company's statutory net income was $32.7 million, $32.6 million and $38.4 million in 1997, 1996 and 1995, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. Approximately $32.9 million of the Company's net assets at December 31, 1997, are available for distribution in 1998 without permission of state regulatory authorities.

      (b)   EXHIBITS

            1.   (a)     Resolutions of Board of Directors of Conseco Variable
                         Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit b(1) to initial Registration Statement on Form N-3 filed on May 2, 1996 (CIK 0001013169;
                         Accession No. 0000906287-96-000070).

                 (b) Resolutions of the Board of Directors of Conseco Variable Insurance Company authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. Filed herewith.

                 (c) Resolutions of the Board of Managers of the Registrant authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. Filed herewith.

            2.   Not Applicable.

            3.   (a)     Form of Underwriting Agreement Among Conseco Variable
                         Insurance Company, the Rydex Advisor Variable
                         Annuity  Account, and Conseco Equity Sales, Inc.
                         Filed by Amendment.

                 (b) (1) Form of Group Selling Agreement Among Conseco Variable
                         Insurance Company, Conseco Equity Sales, Inc., Broker, and Insurance Agent. Filed Amendment.

                     (2) Form of Notice of Assignment of Group Selling
                         Agreements by PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998. Filed by Amendment.

            4.   (a)     Form of Variable Annuity Contract.  Incorporated herein
                         by reference to initial Registration Statement, filed on May 2, 1996. (CIK No. 0001013169; Accession No.
                         0000906287-96-000070).

                 (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit). Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997. (CIK No. 0001013169; Accession No.
                         0000906287-97-000264).

            5. Form of Applications for Variable Annuity Contract. Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997. (CIK No. 0001013169; Accession No.
                 0000906287-97-000264).

            6.   (a)     Certificate of Incorporation and Bylaws of Conseco
                         Variable Insurance Company. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996. (CIK No. 0001013169; Accession
                         No. 0000906287-96-000070).

                 (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company, changing name to Conseco Variable Insurance Company. Filed herewith.

                 (c) Official Order of the Commissioner of Insurance of the State of Texas approving Articles of Amendment to the Articles of Incorporation, changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company. Filed herewith.

            7.   None.

            8. Form Participation Agreement between Conseco Variable Insurance Company, Rydex Variable Trust and PADCO Financial Services, Inc. Filed herewith.

            9. Opinion of Counsel and Consent to its use as to the legality of the securities registered and indicating that they will be legally issued and will represent binding obligations of Conseco Variable Insurance Company. Filed herewith.

            10. Consent of Independent Accountants, PricewaterhouseCoopers filed herewith.

            11.  None.

            12.  None.

            13. Schedule for Computation of Performance Quotations. To be filed by amendment.

            14.  (a)     Powers-of-Attorney of Executive Officers and Directors
                         of Conseco Variable Insurance Company:  Stephen C.
                         Hilbert, Chairman of the Board and Chief Executive
                         Officer;  Rollin M. Dick, Executive Vice President,
                         Chief Financial Officer and Director;  James S. Adams,
                         Senior Vice President and Treasurer (Chief Accounting
                         Officer);  Thomas J. Kilian, President and Director;
                         and John J. Sabl, Director. Incorporated by reference to Post-Effective Amendment No. 8 to this Registration
                         Statement, filed on August 12, 1998 (CIK No.
                         0001013169; Accession No. 0001047469-98-030723)

                         Power-of-Attorney of Ngaire E. Cuneo, Director. Filed herewith.

                 (b) Powers-of-Attorney of the Officers and Managers of Rydex Adviser Variable Annuity Account: Corey A. Colehour, Member; J. Kenneth Dalton, Member; John O. Demaret, Member; Patrick T. McCarville, Member; and Roger Somers, Member. Incorporated by reference to

                         Post-Effective Amendment No. 5 filed on February 5, 1998 (CIK No. 0001013169; Accession No.
                         0000906287-98-000026).

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            The following table sets forth the names of (a) the officers and trustees of the Conseco Variable Insurance Company who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts and (b) the executive officers of the Conseco Variable Insurance Company.




            STEPHEN C. HILBERT               THOMAS J. KILIAN
            Chairman and Director            President and Director

            NGAIRE E. CUNEO                  ROLLIN M. DICK
            Director                         Executive Vice President, Chief
                                             Financial Officer and Director

            James S. Adams
            Senior Vice President and
            Treasurer

            JOHN J. SABL
            Executive Vice President,
            General Counsel, Secretary
            and Director

            The business address of the directors and officers is Conseco Variable Insurance Company, 11825 North Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

            The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. owns 100% of each of the companies listed below, unless indicated otherwise:

            Conseco, Inc.

            Conseco Risk Management, Inc.
                Wells & Company
                CRM Acquisition Company
                   Wellsco, Inc.

            Conseco Mortgage Capital, Inc.

            Conseco Group Risk Management, Inc.

            Conseco Capital Management, Inc.

            Conseco Private Capital Group, Inc.

            Conseco Equity Sales, Inc.

            Lincoln American Life Insurance Company

            Marketing Distribution Systems Consulting Group, Inc.
                MDS Securities Incorporated

            BankMark School of Business, Inc.
            Investment Services Center of Delaware, Inc.
            BankMark, Inc.
            Community Insurance Agency, Inc.
            InveStar Insurance Agency, Inc. (IN)
            InveStar Insurance Agency, Inc. (OH)
            Marketing Distribution Systems, Inc.
            MDS of New Jersey, Inc.
               Community Insurance Agency, Inc.

      CIHC, Incorporated
            NACT, Inc.
            Conseco Services, L.L.C.
               Conseco Marketing LLC
            Conseco Entertainment Nevada, Inc.
            American Travelers Insurance Services Company, Inc.
            Conseco L.L.C.
            Conseco Global Investments, Inc.
            CNC Real Estate, Inc.
            Bankers National Life Insurance Company
               National Fidelity Life Insurance Company
            K.F. Acquisition Corporation
            Jefferson National Life Insurance Company of Texas
               Beneficial Standard Life Insurance Company
               Conseco Variable Insurance Company
               American Travelers Life Insurance Company
                   Conseco Life Insurance Company of New York
                   United General Life Insurance Company
                   Continental Life Insurance Company
            Conseco Financial Services, Inc.
            Eagles' National Corporation
            Bankers Life Insurance Company of Illinois
               Bankers Life and Casualty Company
                   Certified Life Insurance Company
            Capitol American Financial Corporation
               Capitol Insurance Company of Ohio*
               Capital American Life Insurance Company
                   Capitol National Life Insurance Company
                   Frontier National Life Insurance Company
            K.F. Agency Inc. of Texas
            Colonial Penn Life Insurance Company
               C.P. Real Estate Services Corp.
               Hawthorne Advertising Agency Incorporated
            Providential Life Insurance Company
               Eagle Mortgage Company, Inc.
               U.S. Insurance Marketing, Inc.
            K.F. Insurance Agency of Massachusetts, Inc.
            Wabash Life Insurance Company
               Conseco Life Insurance company
               Philadelphia Life Insurance Company
                   Lamar Life Insurance Company
               Independent Processing Services, Inc.

               Conseco Travel Services, inc.
            K.F. Agency, Inc.
            American Life Holdings, Inc.
               American Life and Casualty Marketing Division Co.
               American Life and Casualty Insurance Company
                   Vulcan Life Insurance Company**
               Automobile Underwriters Corporation
                    Automobile Underwriters Incorporated
                    Statesman Data Services, Inc.
            Pioneer Financial Services, Inc.
               PL Holdings, Inc.
               Integrated Networks, Inc.
               Administrators Service Corporation
               National Benefit Plans, Inc.
                   Design Securities Corporation
                   Conseco Teleservices, Inc.
                   Target Ad Group, Inc.
                   Design Benefit Plans, Inc.
                       Continental Marketing Corporation of Illinois, Inc. DBP of Nevada, Inc.
                       Design Benefit Plans of Oregon, Inc.
               Pioneer Life Insurance Company
                   Health and Life Insurance Company of America
                   Manhattan National Life Insurance Company
                       Connecticut National Life Insurance Company
                       MNL Marketing Corporation
               Business Information Group, Inc.
               Geneva International Insurance Company, Inc.
               Response Air Ambulance Network, Inc.
               United Life Holdings, Inc.
               Direct Financial Services, Inc.
                   Erie International Insurance Company, Inc.
                   Association Management Corporation
                       Pioneer Savers Plan, Inc.
                       Independent Savers Plan, Inc.
                   Network Air Medical Systems, Inc.
                   Partners Health Group, Inc.
                   Personal Healthcare, Inc.
                       Healthscape, Inc.
                   Preferred Health Choice, Inc.
               Markman International, L.L.C.
               United Group Holdings, Inc.
               National Group Life Insurance Company
               Continental Life and Accident Company

      Conseco Entertainment, Inc.
            Conseco Entertainment, L.L.C.

      Conseco HPLP, L.L.C.

      Washington National Corporation
            Anchor Corporation

            Washington National Financial Services, Inc.
            Washington National Insurance Company
               Washington National Development Company
               United Presidential Corporation
               United Presidential Life Insurance Company
               Diversified National Corporation

      *     Mutual Assessment Life and Accident Association.
      ** Conseco, Inc. owns 98% of Vulcan Life Insurance Company's voting securities.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of September 30, 1998, there were:

            261 Contract Owners of qualified variable annuity contracts; and 634 Contract Owners of nonqualified variable annuity contracts.

ITEM 28.    INDEMNIFICATION

            Article VI of the By-Laws of Conseco Variable Insurance
            Company generally provide that the Company shall indemnify its directors and officers against liabilities incurred in acting as directors and officers if they acted in good faith and in a manner they reasonably believed to be in the best interest of the Company and, with respect to any criminal action or proceeding, had no reasonable cause to believe their conduct was unlawful. See the By-Laws of the Company, filed as Exhibit (6) to this Registration Statement.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to members of the Board of Directors, officers, and controlling persons of the Company pursuant to the provisions described under "Indemnification" or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Company of expenses incurred or paid by a member of the Board of Directors, officer, or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer, or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS

            (a) Conseco Equity Sales, Inc. is principal underwriter for the following other investment companies (other than the Registrant):

                 Great American Reserve Variable Annuity Account C Great American Reserve Variable Annuity Account E Great American Reserve Variable Annuity Account F Great American Reserve Variable Annuity Account G

                 Conseco Fund Group

            (b) Conseco Equity Sales, Inc. ("CES") is principal underwriter for the Registrant and for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815
                 N. Pennsylvania Street, Carmel, Indiana 46032.

                                                  POSITIONS AND OFFICES
                              NAME                WITH UNDERWRITER

                  L. Gregory Gloeckner          President and Director

                  William P. Latimer            Vice President, Senior Counsel,
                                                Secretary and Director
                  James S. Adams                Senior Vice President,
                                                Treasurer and Director

                  William T. Devanney, Jr.      Senior Vice President,
                                                Corporate Taxes

                  Christine H. Darnell          Vice President,
                                                Management Reporting

                  Lisa M. Zimmerman             Assistant Vice President,
                                                Corporate Taxes

                  Christine E. Monical          Second Vice President
                                                and Assistant General
                                                Counsel

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The name and address of the person who maintains physical possession of each account, book or other document of the Registrant required by Section 31(a) of the Investment Company Act of 1940 is as follows:

            Lowell Short
            Conseco Variable Insurance Company
            11825 North Pennsylvania Street
            Carmel, Indiana  46032

ITEM 31.    MANAGEMENT SERVICES

            Not applicable.

ITEM 32.    UNDERTAKINGS

            (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

            (b) The Registrant hereby undertakes to include, as part of any application to purchase a Contract, a space that an applicant can check to request a Statement of Additional Information.

            (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

            (d) The Registrant is relying on a no-action letter issued to the American Council of Life Insurance, published November 28, 1988, relating to Section 403(b)(11) of the Internal Revenue Code and Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940. The Registrant hereby represents that it has complied with the provisions paragraphs (1) through (4) of said no-action letter.

            (e) Conseco Variable Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Conseco Variable Insurance Company.

                                      SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the city of Carmel, of the State of Indiana on this 2nd day of November, 1998.

                         RYDEX ADVISER VARIABLE ANNNUITY ACCOUNT
                         REGISTRANT

                    By:  CONSECO VARIABLE INSURANCE COMPANY
                         (Depositor)

                         By: /s/
                            -------------------------------------------------
                            Rollin M. Dick Executive Vice President

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on the 2nd Day of November 1998.

                         CONSECO VARIABLE INSURANCE COMPANY
                         Depositor

                         By: /s/
                            -------------------------------------------------
                            Rollin M. Dick Executive Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the 2nd Day of November 1998.

            Signature                            Title
            ---------                            -----

                                          Chairman of the Board
     ---------------------------       (Chief Executive Officer)
     Stephen C. Hilbert

                                          Executive Vice President, Chief
     ---------------------------       Financial Officer and Director
     Rollin M. Dick

                                          Senior Vice President and
     ---------------------------       Treasurer (Chief Accounting
     James S. Adams                    Officer)

                                          Director and President
     ---------------------------
     Thomas J. Kilian

                                          Director
     ---------------------------
     John J. Sabl

                                          Director
     ---------------------------
     Ngaire E. Cuneo

*By: /s/                                  Attorney-in-Fact
     ---------------------------
     Karl W. Kindig

                                     SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 30th day of October, 1998.

                              RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                                             (Registrant)

                              By:  /s/Albert P. Viragh, Jr.
                                 ----------------------------------
                                 Albert P. Viragh, Jr., President


      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on this 30th day of October, 1998.


                 SIGNATURE                        TITLE


            /s/Albert P. Viragh, Jr.         Chairman of the Board of Managers,
            ----------------------------     Principal Executive Officer, and
            Albert P. Viragh, Jr.            President

                         *                   Member of the Board of Managers
            ----------------------------
            Corey A. Colehour

                         *                   Member of the Board of Managers
            ----------------------------
            J. Kenneth Dalton

                         *                   Member of the Board of Managers
            ----------------------------
            John O. Demaret

                                             Member of the Board of Managers
            ----------------------------
            L. Gregory Gloeckner

                         *                   Member of the Board of Managers
            ----------------------------
            Patrick T. McCarville

                         *                   Member of the Board of Managers
            ----------------------------
            Roger Somers

             /s/Carl G. Verboncoeur          Vice President and Treasurer
            ----------------------------
            Carl G. Verboncoeur


      *By: /s/Albert P. Viragh, Jr.
          ----------------------------
         Albert P. Viragh, Jr.
         Attorney-in-Fact

                                   EXHIBIT INDEX

Ex-1(b) Resolutions of the Board of Directors of Conseco Variable Insurance Company authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust.

Ex-1(c) Resolutions of the Board of Managers of the Registrant authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust.

Ex-3(a)     Form of Underwriting Agreement Among Conseco Variable
            Insurance Company, the Rydex Advisor Variable Annuity Account, and Conseco Equity Sales, Inc.

Ex-3(b)(1)  Form of Group Selling Agreement Among Conseco Variable
            Insurance Company, Conseco Equity Sales, Inc., Broker, and Insurance Agent.

Ex-3(b)(2)  Form of Notice of Assignment of Group Selling Agreements by
            PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998.

Ex-6(b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company changing name to Conseco Variable Insurance Company.

Ex-6(c) Official Order of the Commissioner of Insurance of the State of Texas approving Articles of Amendment to the Articles of Incorporation changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company.

Ex-8        Form Participation Agreement between Conseco Variable
            Insurance Company, Rydex Variable Trust and PADCO Financial Services, Inc.

Ex-9 Opinion of Counsel and Consent to its use as to the legality of the securities registered and indicating that they will be legally issued and will represent binding obligations of Conseco Variable Insurance Company.

Ex-10       Consent of Independent Accountants PricewaterhouseCoopers.

Ex-14(a)    Power-of-Attorney of Ngaire E. Cuneo, Director.


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